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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

Evergreen Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing for 9 of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund for the six months ended July 31, 2003. These 9 series have a January 31 fiscal year end.

Date of reporting period: 07/31/2003

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

Evergreen California Municipal Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen California Municipal Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately,

1

LETTER TO SHAREHOLDERS continued

the Fed was not thinking conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Mathew M. Kiselak
Tax-Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

6-month return	0.26%	0.16%	0.41%

Average annual return

1 year	0.73%	0.52%	1.03%

Since portfolio inception	0.85%	0.61%	1.21%

7-day annualized yield	0.23%	0.05%	0.53%

30-day annualized yield	0.18%	0.05%	0.48%

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class S. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.26%	0.92%	0.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$112,911	$122,687	$117,217
Ratios to average net assets
Expenses[3]	0.92%[4]	0.88%	0.89%[4]
Net investment income	0.52%[4]	0.88%	1.12%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.16%	0.68%	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$41,144	$41,997	$41,972
Ratios to average net assets
Expenses[3]	1.14%[4]	1.11%	1.19%[4]
Net investment income	0.32%[4]	0.65%	0.83%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.41%	1.22%	0.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$42,822	$20,169	$168
Ratios to average net assets
Expenses[3]	0.61%[4]	0.58%	0.58%[4]
Net investment income	0.80%[4]	0.99%	1.42%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 0.5%
Water & Sewer 0.5%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj. Ser. A, 3.30%, 8/12/2003	$1,000,000	$ 1,000,000
MUNICIPAL OBLIGATIONS 98.7%
Airport 1.0%
San Francisco, CA City & Cnty. Arpt. RB, (Liq.: Societe Generale), 0.95%, VRDN	2,000,000	2,000,000
Capital Improvements 2.6%
Palm Springs, CA COP, (Insd. by Westlb AG), 1.00%, VRDN	5,135,000	5,135,000
Community Development District 10.5%
Avalon, CA Community Impt. Agcy. Tax Allocation RB, Community Impt. Proj., (LOC: Union Bank of California), 1.80%, VRDN	6,635,000	6,635,000
Denver, CO Urban Renewal Auth. Tax Increment RB,
(LOC: Zion First National Bank), 1.15%, VRDN	1,000,000	1,000,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB:
(SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.00%, VRDN 144A	11,000,000	11,000,000
(SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.05%, 6/2/2004 144A	2,000,000	2,000,000
20,635,000
Education 6.6%
California Sch. Facs. Fin. Corp. RB, (LOC: Bayerische Hypo-Und Vereins), 0.80%, VRDN	3,965,000	3,965,000
Midway, CA Sch. Dist. COP, Refining Proj., Ser. 2000,
(LOC: Union Bank of California), 1.45%, VRDN	4,625,000	4,625,000
San Diego Cnty., CA COP, Friends Of Chabad Proj., (LOC: Commercial Bank), 0.90%, VRDN	1,400,000	1,400,000
West Contra Costa, CA Unified Sch. Dist. PFOTER, (SPA: Merrill Lynch & Co.), 0.88%, VRDN	2,955,000	2,955,000
12,945,000
General Obligation State 15.4%
California GO:
(SPA: JP Morgan Chase Bank), 0.85%, VRDN	3,200,000	3,200,000
(LOC: Morgan Stanley), 0.90%, VRDN	4,105,000	4,105,000
(Liq.: Societe Generale & Insd. by MBIA), 0.95%, VRDN	1,875,000	1,875,000
(SPA: JP Morgan Chase Bank & Insd. by MBIA), 1.10%, VRDN	5,000,000	5,000,000
(SPA: Merrill Lynch & Co.), 1.10%, VRDN	5,000,000	5,000,000
(SPA: Bank of America & LOC: Citibank), 2.00%, 6/16/2004	5,000,000	5,033,277
(SPA: Merrill Lynch & Co. & Liq.: Societe Generale), 2.00%, 6/16/2004	6,000,000	6,038,918
30,252,195
Housing 24.5%
California CDA MHRB, Aqua Vista Apts. Proj., Ser. 2000V,
(LOC: Bank of the West), 1.05%, VRDN	11,500,000	11,500,000
California GO PFOTER, (Insd. by AMBAC & BNP Paribas), 0.88%, VRDN	2,045,000	2,045,000
California Hsg. Fin. Agcy. RB, Home Mtge. Proj. Ser. U, (Insd. by FSA & Dexia Credit Local), 0.92%, VRDN	2,825,000	2,825,000
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Class B RB Cert. Trust, Ser. 2002-1, (Insd. by America Intl. Group), 1.30%, VRDN	$ 7,000,000	$ 7,000,000
Los Angeles, CA MHRB, (LOC: FNMA & Liq.: BNP Paribas), 0.92%, VRDN	4,205,000	4,205,000
PFOTER:
(SPA: Merrill Lynch & Co.), 1.05%, VRDN	2,700,000	2,700,000
(SPA: Merrill Lynch & Co.), 1.05%, 8/21/2003	4,000,000	4,000,000
San Jose, CA MHRB, (SPA: Merrill Lynch & Co.), 1.04%, VRDN	14,000,000	14,000,000
48,275,000
Lease 0.9%
Pitney Bowes Credit Corp. Leasetops RB, Ser. 1998-1, (SPA: Pitney Bowes, Inc. & Insd. by AMBAC), 1.90%, 10/8/2003 144A	1,733,836	1,733,836
Manufacturing 17.1%
Auburn, CA IDA RB, Coherent, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 2.95%, VRDN	1,200,000	1,200,000
Blount Cnty., TN IDRB, Alcoa, Inc. Proj., 1.36%, VRDN	1,450,000	1,450,000
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., 1.55%, VRDN	1,500,000	1,500,000
California CDA RB, Tri-H Investors Proj., (LOC: Union Bank of California), 1.55%, VRDN	1,070,000	1,070,000
California EDA RB:
Killion Inds. Proj., (LOC: Union Bank of California), 2.30%, VRDN	2,840,000	2,840,000
Marko Foam Products, Inc., (LOC: Union Bank of California), 1.85%, VRDN	1,655,000	1,655,000
California Infrastructure & EDRB, Haig Precision Manufacturing Corp., (SPA: Bank of the West), 1.05%, VRDN	2,560,000	2,560,000
Chula Vista, CA IDA RB, Sutherland/Palumbo Proj., (LOC: Union Bank of California), 1.85%, VRDN	2,160,000	2,160,000
Frankfort, IN EDRRB, General Seating America Proj., (LOC: Mizuho Bank, Ltd.), 3.95%, VRDN	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc. Proj. Ser. 1995, (LOC: JP Morgan Chase Bank), 1.05%, VRDN	1,900,000	1,900,000
Lodi, CA IDA RB, Dart Container Proj., (LOC: Bank One Ohio), 1.10%, VRDN	8,000,000	8,000,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., (LOC: U.S. Bank), 1.10%, VRDN	1,635,000	1,635,000
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 2.73%, VRDN	300,000	300,000
Puerto Rico Med. & Env. PCRB, Becton Dickinson & Co., 1.35%, 3/1/2004	4,205,000	4,205,000
Saline Cnty., AR PCRB, Alcoa, Inc. Proj., 1.36%, VRDN	500,000	500,000
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, Dow Chemical Co. Proj. Ser. A:
1.20%, VRDN	100,000	100,000
1.28%, VRDN	1,300,000	1,300,000
33,650,000
Miscellaneous Revenue 5.9%
Oakland, CA Joint Pwrs. Fin. Auth. Lease RB:
Ser. A-1, (Insd. by FSA & Dexia Credit Local), 0.82%, VRDN	3,700,000	3,700,000
Ser. A-2, (SPA: Commerzbank A.G.), 0.85%, VRDN	7,900,000	7,900,000
11,600,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Other 1.0%
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Co. Proj., 1.00%, VRDN	$2,025,000	$ 2,025,000
Resource Recovery 1.2%
Phenix Cnty., AL IDA RB, Mead Coated Board Proj. Ser. A, (LOC: PNC Bank Ohio), 1.00%, VRDN	2,300,000	2,300,000
Tobacco Revenue 2.4%
Tobacco Securitization Auth. CA RB, (LOC: Westdeutche Landes & SPA: Merrill Lynch & Co.), 1.00%, VRDN	1,820,000	1,820,000
Tobacco Settlement Fin. Corp., NY RB, (SPA: Merrill Lynch & Co.), 0.96%, VRDN	3,020,000	3,020,000
4,840,000
Transportation 0.0%
Municipal Securities Pool Trust Receipts RB, Ser. 2001-SG, (Liq.: Societe Generale & Insd. by FSA), 1.05%, VRDN	75,000	75,000
Utility 3.8%
California Consumer Pwr. RB, 2.50%, 3/1/2004	1,900,000	1,913,705
California Pollution Ctrl. Fin. Auth. RB, Pacific Gas & Elec. Proj. Ser. 96-C, (SPA: Bank of America), 0.91%, VRDN	800,000	800,000
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 1.30%, VRDN	800,000	800,000
Chula Vista, CA IDRB, San Diego Gas & Elec. Proj. Ser. A, 1.05%, VRDN	500,000	500,000
Cocnino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 1.33%, VRDN	850,000	850,000
Modesto, CA Irrigation Dist. Fin. Auth. RB, (LOC: MBIA & Liq.: Societe Generale), 0.91%, VRDN	500,000	500,000
Oconee Cnty., SC PCRB, Duke Energy Corp. Ser. A, 1.23%, VRDN	1,500,000	1,500,000
Sheboygan, WI PCRB, Wisconsin Pwr. & Light Proj., 1.35%, VRDN	600,000	600,000
7,463,705
Water & Sewer 5.8%
Chino Basin, CA RB, Desalter Proj., Ser. A, (LOC: Bayerische Hypo-Und Vereins), 0.93%, VRDN	5,000,000	5,000,000
West Basin, CA Muni. Wtr. Dist. RB, Phase II Recycled Wtr. Proj., (LOC: Bayerische Hypo-Und Vereins), 0.90%, VRDN	6,460,000	6,460,000
11,460,000
Total Municipal Obligations		194,389,736
Total Investments (cost $195,389,736) 99.2%		195,389,736
Other Assets and Liabilities 0.8%		1,487,678
Net Assets 100.0%		$ 196,877,414

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Administration
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipt
RB	Revenue Bond
SPA	Security Purchase Agreement
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments invested by geographic location as of July 31, 2003:

Percentage of
Total Investments

California	80.8%
Delaware	3.6%
Puerto Rico	2.2%
New York	1.5%
Alabama	1.2%
Texas	1.0%
West Virginia	0.8%
South Carolina	0.8%
Wisconsin	0.7%
Tennessee	0.7%
Louisiana	0.7%
Indiana	0.7%
Colorado	0.5%
Arizona	0.4%
Arkansas	0.3%
North Carolina	0.2%
Non-state specific	3.9%
Total	100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 195,389,736
Receivable for securities sold	1,260,097
Receivable for Fund shares sold	8,827
Interest receivable	373,407
Prepaid expenses and other assets	57,177

Total assets	197,089,244

Liabilities
Dividends payable	37,280
Payable for Fund shares redeemed	17,442
Advisory fee payable	2,310
Due to custodian bank	119,728
Due to other related parties	322
Accrued expenses and other liabilities	34,748

Total liabilities	211,830

Net assets	$ 196,877,414

Net assets represented by
Paid-in capital	$ 196,892,651
Overdistributed net investment income	(15,237)

Total net assets	$ 196,877,414

Net assets consists of
Class A	$ 112,910,620
Class S	41,144,459
Class I	42,822,335

Total net assets	$ 196,877,414

Shares outstanding
Class A	112,954,107
Class S	41,163,017
Class I	42,823,040

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 1,388,775

Expenses
Advisory fee	434,698
Distribution Plan expenses
Class A	177,078
Class S	123,499
Administrative services fee	57,473
Transfer agent fees	54,611
Trustees' fees and expenses	2,827
Printing and postage expenses	11,016
Custodian fees	23,693
Registration and filing fees	17,015
Professional fees	8,524
Other	604

Total expenses	911,038
Less: Expense reductions	(407)
Fee waivers and expense reimbursements	(33,287)

Net expenses	877,344

Net investment income	$ 511,431

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 511,431		$ 1,483,387
Net realized gains on securities		0		931

Net increase in net assets resulting from operations		511,431		1,484,318

Distributions to shareholders from
Net investment income
Class A		(308,441)		(1,158,986)
Class S		(137,925)		(363,400)
Class I		(65,121)		(28,110)

Total distributions to shareholders		(511,487)		(1,550,496)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	276,415,156	276,415,156	688,750,816	688,750,816
Class S	38,477,888	38,477,888	82,398,909	82,398,908
Class I	123,654,974	123,654,974	20,413,714	20,413,714

		438,548,018		791,563,438

Net asset value of shares issued in reinvestment of distributions
Class A	289,991	289,991	1,158,487	1,158,487
Class I	87,582	87,582	28,033	28,033

		377,573		1,186,520

Payment for shares redeemed
Class A	(286,481,517)	(286,481,517)	(684,393,377)	(684,393,377)
Class S	(39,329,793)	(39,329,793)	(82,355,203)	(82,355,203)
Class I	(101,088,688)	(101,088,688)	(440,123)	(440,123)

		(426,899,998)		(767,188,703)

Net increase in net assets resulting from capital share transactions		12,025,593		25,561,255

Total increase in net assets		12,025,537		25,495,077
Net assets
Beginning of period		184,851,877		159,356,800

End of period		$ 196,877,414		$ 184,851,877

Overdistributed net investment income		$ (15,237)		$ (15,181)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.45% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2003, EIMC waived its fee in the amount of $14,751 and reimbursed expenses relating to Class S shares in the amount of $18,536, which represents 0.02% of the Fund's average daily net assets and 0.09% of the average daily net assets of Class S shares, respectively, on an annualized basis. Total amounts subject to recoupment as of July 31, 2003 were $86,205.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of the Fund's expense has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567512   9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Florida Municipal Money Market Fund

Evergreen Florida Municipal Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen Florida Municipal Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately,

1

LETTER TO SHAREHOLDERS continued

the Fed was not thinking conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Mathew M. Kiselak
Tax-Exempt Fixed Income Team Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

6-month return	0.28%	0.14%	0.43%

Average annual return

1 year	0.73%	0.43%	1.03%

Since portfolio inception	2.11%	1.91%	2.41%

7-day annualized yield	0.33%	0.05%	0.63%

30-day annualized yield	0.28%	0.05%	0.58%

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002	2001	2000	1999[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.03	0.03	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.03	-0.03	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.28%	0.89%	2.03%	3.48%	2.69%	0.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$31,599	$30,804	$60,484	$27,519	$140,403	$84,343
Ratios to average net assets
Expenses[3]	0.84%[4]	0.87%	0.86%	0.85%	0.84%	0.93%[4]
Net investment income	0.56%[4]	0.79%	1.89%	3.39%	2.77%	2.66%[4]

[1]   For the period from October 26, 1998 (commencement of class operations), to January 31, 1999.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.14%	0.59%	1.73%	1.87%
Ratios and supplemental data
Net assets, end of period (thousands)	$212,630	$242,800	$206,592	$163,045
Ratios to average net assets
Expenses[3]	1.13%[4]	1.17%	1.15%	1.16%[4]
Net investment income	0.27%[4]	0.52%	1.58%	3.08%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I1	(unaudited)	2003	2002	2001	2000	1999[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.04	0.03	0
Distributions to shareholders from
Net investment income	0[3]	-0.01	-0.02	-0.04	-0.03	0[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.43%	1.20%	2.34%	3.79%	3.01%	0.26%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,046	$2,785	$260	$71	$105	$1
Ratios to average net assets
Expenses[4]	0.54%[5]	0.57%	0.51%	0.55%	0.54%	0.65%[5]
Net investment income	0.87%[5]	0.99%	2.20%	3.69%	3.07%	2.98%[5]

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   For the period from December 29, 1998 (commencement of class operations), to January 31, 1999.

[3]   Amount represents less than $0.005 per share.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
Airport 16.1%
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flightsafety Proj., Ser. B, (Gtd. by Boeing Co.), 1.15%, VRDN	$ 8,480,000	$ 8,480,000
Miami-Dade Cnty., FL IDA RB:
Flightsafety Proj.:
Ser. A, 1.15%, VRDN	16,910,000	16,910,000
Ser. B, 1.15%, VRDN	1,750,000	1,750,000
Futerama Proj., (LOC: SouthTrust Bank), 1.05%, VRDN	1,335,000	1,335,000
Reflectone, Inc. Proj., 0.95%, VRDN	11,000,000	11,000,000
39,475,000
Capital Improvements 3.1%
Capital Trust PFOTER, Seminole Convention, 1.25%, VRDN	400,000	400,000
Florida Capital Impt. PFOTER, Harmony Community Dev., 0.99%, VRDN	7,125,000	7,125,000
7,525,000
Community Development District 0.1%
Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC: Bank of America), 1.00%, VRDN	300,000	300,000
Continuing Care Retirement Community 1.7%
Palm Beach Cnty., FL IDRB, Gulfstream Goodwill Hlth., (LOC: SouthTrust Bank), 1.21%, VRDN	2,915,000	2,915,000
St. Petersburg, FL Hlth. Fac. Auth. RB, Florida Blood Svcs., Inc. Proj., 0.95%, VRDN	1,140,000	1,140,000
4,055,000
Education 8.5%
Florida Board of Ed. Lottery COP, Eagle Trust Cert., (Liq.: Citibank & Insd. by AMBAC), 0.92%, VRDN	2,600,000	2,600,000
Florida Board of Ed. RB, 0.92%, VRDN	2,675,000	2,675,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, (Liq.: Bank of America & Insd. by MBIA), 1.00%, VRDN	4,590,000	4,590,000
Orange Cnty., FL Sch. Board COP, Ser. 328, 0.98%, VRDN	4,450,000	4,450,000
Pasco Cnty., FL Edl. Facs. Auth. RB, Saint Leo Univ. Proj., 1.10%, VRDN	4,975,000	4,975,000
Univ. of So. Florida RB, Univ. Technology Ctr., 0.90%, VRDN	1,500,000	1,500,000
20,790,000
General Obligation State 2.0%
California GO, Ser. A, 2.00%, 6/16/2004	5,000,000	5,015,020
Hospital 13.3%
Bay Cnty., FL RB, Methodist Home for Aging, (Insd. by FHLB), 0.99%, VRDN	7,885,000	7,885,000
Dade Cnty., FL IDA RB, Florida Convalescent Proj., Ser. 1986, (LOC: Bank of Tokyo
Mitsubishi, Ltd.), 1.08%, VRDN	1,920,000	1,920,000
Hamilton Cnty., OH Hosp. Facs. RB, 1.25%, 8/14/2003	5,000,000	5,000,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventis Hlth. Co., Ser. B, 3.00%, 11/15/2003	1,130,000	1,133,224
Miami, FL Hlth. Facs. Auth. PFOTER, 0.99%, VRDN	5,895,000	5,895,000
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 0.85%, VRDN	$ 1,020,000	$ 1,020,000
Palm Beach Cnty., FL RB, Jewish Community Campus Corp., 0.90%, VRDN	5,840,000	5,840,000
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-321, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.00%, VRDN	3,975,000	3,975,000
32,668,224
Housing 26.7%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 0.90%, VRDN	3,985,000	3,985,000
Brevard Cnty., FL HFA RB, Shore View Apts. Proj., (LOC: Harris Trust & Savings Bank), 0.90%, VRDN	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Eagle Trust Cert., Ser. 2000-C, (Liq.: Citibank & Insd. by GNMA), 1.07%, VRDN	340,000	340,000
Clipper, FL Tax Exempt COP:
Class A, Ser. 2000-1, 1.10%, VRDN	20,672,000	20,672,000
Ser. 1999-2, (Liq.: State Street Bank & Insd. by GNMA), 1.15%, VRDN	433,013	433,013
Ser. 2000-3, (Liq.: State Street Bank & Insd. by MBIA), 1.10%, VRDN	2,579,000	2,579,000
Florida Hsg. Fin. Agcy. RB, 0.95%, VRDN	1,920,000	1,920,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj., (LOC: Indl. Bank of Japan, Ltd.), 3.61%, VRDN	3,400,000	3,400,000
Metro Govt. Nashville & Davidson Co., TN RB, Tennessee Indl. Dev. Board,
1.85%, VRDN	4,645,000	4,645,000
Palm Beach Cnty., FL HFA RB, 0.99%, VRDN	9,690,000	9,690,000
PFOTER, Class B, 1.25%, 2/5/2004	2,000,000	2,000,442
Savannah, GA Revenue Bond Certificate Ser. Trust, 1.30%, 3/4/2004	6,530,000	6,530,000
St. Lucie Cnty., FL IDRB, 1.10%, VRDN	1,375,000	1,375,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 0.91%, VRDN	5,700,000	5,700,000
65,469,455
Industrial Development Revenue 16.0%
Alachua Cnty., FL IDRB, Florida Inds., Inc. Proj., 0.95%, VRDN	1,000,000	1,000,000
Ashdown, AR IDA RB, Allied Corp., 2.50%, 10/31/2003	1,010,000	1,010,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., (LOC: Bank of Tokyo Mitsubishi, Ltd.), 1.00%, VRDN	650,000	650,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj., (LOC: AmSouth Bank), 1.07%, VRDN	3,500,000	3,500,000
Florida Dev. Fin. Corp. IDA RB:
Ser. A-1, 1.05%, VRDN	1,250,000	1,250,000
Ser. A-2, 1.05%, VRDN	1,000,000	1,000,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Triple Crown, 1.05%, VRDN	1,250,000	1,250,000
Fort Walton Proj., 1.00%, VRDN	925,000	925,000
Novelty Crystal Proj., (LOC: SunTrust Banks), 1.00%, VRDN	1,100,000	1,100,000
Plastics Components Proj., (LOC: SunTrust Banks), 1.00%, VRDN	950,000	950,000
Suncoast Bakeries Proj., Ser. A-1, (LOC: SunTrust Banks), 1.00%, VRDN	600,000	600,000
Hillsborough Cnty., FL IDRB, Berry Packaging, Inc., 1.00%, VRDN	1,820,000	1,820,000
Jacksonville, FL Econ. Dev. Commission IDRB, Crown Products Co. Proj., Ser. 1998, (LOC: SunTrust Banks), 1.00%, VRDN	1,000,000	1,000,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 1.00%, VRDN	$ 3,600,000	$ 3,600,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., (LOC: Bank of America), 0.90%, VRDN	800,000	800,000
Mercer Cnty., PA IDA RB, 3.85%, VRDN	4,000,000	4,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., (LOC: Bank of America), 1.00%, VRDN	2,000,000	2,000,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., (LOC: SunTrust Banks), 1.10%, VRDN	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., (LOC: Bank One Corp.), 1.10%, VRDN	2,055,000	2,055,000
Riviera Beach, FL IDRB, K Rain Manufacturing Proj., (LOC: Bank of America), 1.00%, VRDN	2,610,000	2,610,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj., Ser. 1995-A, (Gtd. by San Diego Gas & Elec. Proj.), 1.10%, 8/5/2003	4,000,000	4,000,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., (LOC: Associated Bank), 1.15%, VRDN	1,750,000	1,750,000
St. John's Cnty., FL IDRB, Bronz-Glow Technologies Proj., (LOC: SouthTrust Bank), 1.15%, VRDN	1,450,000	1,450,000
39,320,000
Lease 0.8%
Koch Floating Rate Trust COP, Ser. 2000-1, (Liq.: State Street Bank & Insd. by AMBAC), 1.10%, VRDN	1,911,929	1,911,929
Manufacturing 1.6%
Pinellas Cnty., FL IDRB, Better Business Forms, Inc., 1.20%, VRDN	3,800,000	3,800,000
Resource Recovery 2.1%
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disp. RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.95%, VRDN	5,200,000	5,200,000
Special Tax 2.0%
ABN Amro Munitops COP, Ser. 2002-24, 0.93%, VRDN 144A	5,000,000	5,000,000
Transportation 1.5%
Florida Dept. of Trans. RB, 0.92%, VRDN	3,595,000	3,595,000
Utility 3.7%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 1.30%, VRDN	2,700,000	2,700,000
Sarasota Cnty., FL Util. Sys. RB, 0.90%, VRDN	6,325,000	6,325,000
9,025,000
Water & Sewer 0.5%
Florida Governmental Util. Auth. PFOTER, 0.98%, VRDN	1,297,500	1,297,500
Total Investments (cost $244,447,128) 99.7%		244,447,128
Other Assets and Liabilities 0.3%		827,201
Net Assets 100.0%		$ 245,274,329
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipt
RB	Revenue Bond
VRDN	Variable Rate Demand Note

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments invested by geographic location as of July 31, 2003:

Percentage of
Total Investments

Florida	80.8%
California	3.7%
Washington	2.1%
Ohio	2.0%
Tennessee	1.9%
Wisconsin	1.8%
Delaware	1.6%
Pennsylvania	1.6%
Hawaii	1.4%
Arkansas	0.4%
Non-state specific	2.7%
Total	100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 244,447,128
Cash	146,544
Receivable for securities sold	285,000
Interest receivable	378,871
Prepaid expenses and other assets	44,165

Total assets	245,301,708

Liabilities
Dividends payable	18,687
Advisory fee payable	2,755
Due to other related parties	400
Accrued expenses and other liabilities	5,537

Total liabilities	27,379

Net assets	$ 245,274,329

Net assets represented by
Paid-in capital	$ 245,260,699
Undistributed net investment income	13,630

Total net assets	$ 245,274,329

Net assets consists of
Class A	$ 31,599,153
Class S	212,629,500
Class I	1,045,676

Total net assets	$ 245,274,329

Shares outstanding
Class A	31,604,587
Class S	212,610,321
Class I	1,045,689

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 1,787,199

Expenses
Advisory fee	522,500
Distribution Plan expenses
Class A	46,818
Class S	666,398
Administrative services fee	75,805
Transfer agent fees	20,676
Trustees' fees and expenses	3,648
Printing and postage expenses	11,300
Custodian fees	34,404
Registration and filing fees	9,184
Professional fees	10,126
Other	944

Total expenses	1,401,803
Less: Expense reductions	(416)
Expense reimbursements	(13,250)

Net expenses	1,388,137

Net investment income	$ 399,062

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 399,062		$ 1,292,772
Net realized gains on securities		0		52,782

Net increase in net assets resulting from operations		399,062		1,345,554

Distributions to shareholders from
Net investment income
Class A		(87,452)		(182,003)
Class S		(304,894)		(1,150,923)
Class I		(6,680)		(14,651)

Total distributions to shareholders		(399,026)		(1,347,577)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	30,006,033	30,006,033	108,871,895	108,871,895
Class S	163,158,799	163,158,799	610,333,701	610,333,701
Class I	12,556	12,556	32,769,248	32,769,350

		193,177,388		751,974,946

Net asset value of shares issued in reinvestment of distributions
Class A	66,953	66,953	120,129	120,129
Class I	1,383	1,383	10,758	10,758

		68,336		130,887

Payment for shares redeemed
Class A	(29,277,809)	(29,277,809)	(138,671,984)	(138,671,984)
Class S	(193,328,871)	(193,328,871)	(574,123,543)	(574,123,543)
Class I	(1,753,473)	(1,753,473)	(30,254,381)	(30,254,381)

		(224,360,153)		(743,049,908)

Net increase (decrease) in net assets resulting from capital share transactions		(31,114,429)		9,053,902

Total increase (decrease) in net assets		(31,114,393)		9,053,902
Net assets
Beginning of period		276,388,722		267,334,820

End of period		$ 245,274,329		$ 276,388,722

Undistributed net investment income		$ 13,630		$ 13,594

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.41% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2003, EIMC reimbursed expenses relating to Class S shares in the amount of $13,250 which represents 0.01% of the average daily net assets of Class S shares (on an annualized basis). Total amounts subject to recoupment as of July 31, 2003 were $13,250.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567602 9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Money Market Fund

Evergreen Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately, the Fed was not thinking

1

LETTER TO SHAREHOLDERS continued

conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

6-month return with sales charge	N/A	-4.96%	-1.94%	N/A	N/A	N/A

6-month return w/o sales charge	0.22%	0.04%	0.04%	0.07%	0.17%	0.34%

Average annual return**

1 year with sales charge	N/A	-4.82%	-1.80%	N/A	N/A	N/A

1 year w/o sales charge	0.70%	0.18%	0.18%	0.38%	0.68%	0.97%

5 year	3.48%	2.44%	2.59%	3.40%	3.66%	3.78%

10 year	4.09%	3.48%	3.65%	4.16%	4.28%	4.35%

7-day annualized yield	0.19%	0.05%	0.05%	0.05%	0.05%	0.42%

30-day annualized yield	0.22%	0.05%	0.05%	0.05%	0.06%	0.45%

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Adjusted for maximum applicable sales charge, unless noted.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE (continued)

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, S and S1 would have been lower. The advisor is reimbursing a portion of the 12b-1 fee for Class A, B, C, S, and S1. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.06	0.05	0.05
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.03	-0.06	-0.05	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.22%	1.14%	3.20%	5.84%	4.68%	4.90%
Ratios and supplemental data
Net assets, end of period (millions)	$9,945	$10,628	$9,605	$2,302	$8,931	$5,210
Ratios to average net assets
Expenses[2]	0.91%[3]	0.89%	0.88%	0.84%	0.83%	0.85%
Net investment income	0.44%[3]	1.12%	2.42%	5.54%	4.63%	4.78%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS B	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.02	0.05	0.04	0.04
Distributions to shareholders from
Net investment income	0[1]	0[1]	-0.02	-0.05	-0.04	-0.04
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.04%	0.44%	2.48%	5.11%	3.95%	4.18%
Ratios and supplemental data
Net assets, end of period (millions)	$91	$113	$92	$52	$67	$65
Ratios to average net assets
Expenses[3]	1.28%[4]	1.59%	1.57%	1.54%	1.53%	1.55%
Net investment income	0.08%[4]	0.41%	2.25%	4.95%	3.89%	4.09%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS C	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.02	0.05	0.04	0.04
Distributions to shareholders from
Net investment income	0[1]	0[1]	-0.02	-0.05	-0.04	-0.04
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.04%	0.44%	2.48%	5.11%	3.95%	4.18%
Ratios and supplemental data
Net assets, end of period (millions)	$25	$23	$15	$9	$6	$5
Ratios to average net assets
Expenses[3]	1.28%[4]	1.59%	1.57%	1.55%	1.54%	1.55%
Net investment income	0.08%[4]	0.42%	2.24%	4.99%	3.95%	4.09%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.07%	0.82%	2.89%	3.33%
Ratios and supplemental data
Net assets, end of period (millions)	$5,905	$7,302	$9,954	$10,771
Ratios to average net assets
Expenses[3]	1.22%[4]	1.21%	1.16%	1.15%[4]
Net investment income	0.14%[4]	0.83%	2.89%	5.56%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S1	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.17%	1.18%	1.38%
Ratios and supplemental data
Net assets, end of period (millions)	$1,843	$1,767	$1,300
Ratios to average net assets
Expenses[3]	1.01%[4]	0.85%	0.86%[4]
Net investment income	0.34%[4]	1.16%	1.72%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I1	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.06	0.05	0.05
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.03	-0.06	-0.05	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.34%	1.42%	3.50%	6.15%	4.99%	5.21%
Ratios and supplemental data
Net assets, end of period (millions)	$2,175	$2,334	$2,685	$1,964	$1,908	$1,745
Ratios to average net assets
Expenses[3]	0.66%[4]	0.61%	0.56%	0.54%	0.53%	0.55%
Net investment income	0.69%[4]	1.41%	3.43%	5.97%	4.89%	5.07%

[1]   Effective at the close of business of May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 71.5%
Asset Backed 64.3%
Alpine Securitization Corp., 1.04%, 8/5/2003	$ 98,000,000	$ 97,988,676
Amstel Funding Corp.:
0.95%, 8/11/2003	75,940,000	75,919,960
1.04%, 10/3/2003	131,906,000	131,665,931
1.25%, 8/5/2003	125,000,000	124,982,639
ASAP Funding, Ltd.:
1.07%, 8/15/2003	50,000,000	49,979,194
1.07%, 9/26/2003	141,000,000	140,765,313
1.08%, 8/22/2003	97,429,000	97,367,620
Aspen Funding Corp., 1.04%, 8/18/2003	80,000,000	79,960,711
Atlantic Asset Securitization Corp., 1.03%, 8/15/2003	179,287,000	179,215,186
Barton Capital Corp., 1.03%, 8/11/2003	100,000,000	99,971,389
Bavaria Funding Corp., 1.06%, 8/7/2003	52,408,000	52,398,741
Blue Spice LLC, 1.07%, 8/5/2003	75,000,000	74,991,083
Brahms Funding Corp.:
1.11%, 8/6/2003	125,000,000	124,980,729
1.13%, 8/6/2003	100,003,000	99,987,305
Check Point Charlie, Inc.:
1.00%, 9/25/2003	50,000,000	49,923,611
1.06%, 8/4/2003	50,000,000	49,995,583
1.08%, 10/1/2003	42,750,000	42,671,768
Citibank Credit Card Issuance Trust:
1.04%, 8/27/2003	75,000,000	74,943,667
1.04%, 9/5/2003	100,000,000	99,898,889
1.05%, 8/28/2003	50,000,000	49,960,625
Compass Security:
1.03%, 8/14/2003	45,240,000	45,223,174
1.03%, 8/18/2003	112,805,000	112,750,133
1.04%, 8/22/2003	200,000,000	199,878,666
Concord Minutemen Capital Co.:
1.00%, 8/8/2003	100,000,000	99,980,556
1.04%, 8/6/2003	75,000,000	74,989,167
1.04%, 8/8/2003	100,085,000	100,064,760
1.05%, 8/11/2003	200,107,000	200,048,635
1.05%, 8/19/2003	100,088,000	100,035,454
1.05%, 10/10/2003	100,000,000	99,795,833
1.10%, 8/8/2003	47,254,000	47,243,893
1.25%, 8/18/2003	50,000,000	49,970,486
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Crown Point Capital Co.:
1.03%, 10/10/2003	$ 75,206,000	$ 75,055,379
1.04%, 8/7/2003	100,000,000	99,982,667
1.04%, 8/27/2003	120,128,000	120,037,771
1.05%, 8/7/2003	100,000,000	99,982,500
1.05%, 8/21/2003	58,866,000	58,831,661
1.24%, 8/7/2003	91,271,000	91,252,137
Edison Asset Securitization:
1.02%, 10/9/2003	75,000,000	74,853,375
1.03%, 9/4/2003	227,069,000	226,848,112
1.03%, 9/22/2003	64,156,000	64,060,550
Eiffel Funding LLC:
1.04%, 8/14/2003	35,000,000	34,986,855
1.04%, 8/20/2003	50,000,000	49,972,556
1.04%, 9/17/2003	50,000,000	49,932,111
1.07%, 8/20/2003	100,000,000	99,943,528
Fairway Finance Corp.:
1.03%, 8/21/2003	75,077,000	75,034,039
1.05%, 8/1/2003	75,000,000	75,000,000
Galaxy Funding, Inc., 1.05%, 8/11/2003	75,000,000	74,978,125
Gemini Securitization Corp.:
1.03%, 8/26/2003	100,000,000	99,928,472
1.04%, 8/8/2003	75,000,000	74,984,833
1.04%, 8/18/2003	170,341,000	170,257,344
Giro Balanced Funding:
1.03%, 8/1/2003	107,071,000	107,071,000
1.04%, 8/4/2003	31,043,000	31,040,310
1.04%, 8/11/2003	92,624,000	92,597,242
1.04%, 8/15/2003	98,276,000	98,236,253
1.05%, 8/6/2003	59,669,000	59,660,298
1.05%, 8/14/2003	28,197,000	28,186,309
1.05%, 8/18/2003	123,632,000	123,570,699
Giro Multi Funding Corp.:
1.03%, 9/2/2003	50,534,000	50,487,733
1.04%, 8/20/2003	237,435,000	237,304,675
1.06%, 8/4/2003	139,198,000	139,185,704
Gramercy Capital Corp., 1.04%, 8/6/2003	100,000,000	99,985,556
Greenwich Funding Corp., 1.03%, 8/18/2003	135,000,000	134,934,337
Greyhawk Funding Corp.:
1.03%, 8/21/2003	95,000,000	94,945,639
1.04%, 8/27/2003	45,500,000	45,465,825
1.05%, 9/2/2003	75,000,000	74,930,000
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Hatteras Funding, 1.03%, 9/10/2003	$ 75,000,000	$ 74,914,167
High Peak Funding Corp.:
1.05%, 8/14/2003	50,000,000	49,981,042
1.05%, 8/19/2003	50,000,000	49,973,750
1.06%, 8/14/2003	50,000,000	49,980,861
Holland Limited Securitization:
1.05%, 10/14/2003	44,653,000	44,556,624
1.06%, 8/19/2003	75,000,000	74,960,250
Lake Funding, 1.04%, 8/18/2003	50,000,000	49,975,444
Lexington Parker Capital Corp.:
1.03%, 8/11/2003	125,000,000	124,964,236
1.04%, 8/6/2003	110,016,000	110,000,109
1.04%, 8/21/2003	150,000,000	149,913,333
1.05%, 8/11/2003	60,824,000	60,806,259
1.05%, 8/18/2003	60,057,000	60,027,222
1.05%, 10/2/2003	25,376,000	25,330,112
Mane Funding Corp.:
1.04%, 8/13/2003	50,000,000	49,982,667
1.04%, 9/2/2003	100,000,000	99,907,556
1.04%, 9/17/2003	75,000,000	74,898,167
1.05%, 8/4/2003	99,000,000	98,991,337
1.06%, 8/4/2003	99,393,000	99,384,220
Moat Funding LLC:
1.04%, 8/22/2003	100,000,000	99,939,334
1.04%, 8/25/2003	60,200,000	60,158,261
1.05%, 8/11/2003	50,000,000	49,985,417
Montauk Funding Corp.:
1.04%, 8/22/2003	135,000,000	134,918,100
1.04%, 9/12/2003	142,750,000	142,576,796
Mortgage Interest Network, 1.10%, 10/9/2003	96,000,000	95,797,600
Neptune Funding Corp.:
1.03%, 8/5/2003	99,918,000	99,906,565
1.06%, 9/24/2003	130,000,000	129,793,300
1.07%, 9/2/2003	75,000,000	74,928,667
1.09%, 8/20/2003	100,000,000	99,942,472
1.25%, 8/1/2003	59,918,000	59,918,000
Ness LLC:
1.04%, 8/5/2003	40,041,000	40,036,373
1.04%, 8/6/2003	99,214,000	99,199,669
1.04%, 10/7/2003	70,476,000	70,339,590
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Newport Funding Corp., 1.04%, 8/18/2003	$ 99,750,000	$ 99,701,012
Old Line Funding Corp.:
(LOC: Dai-Ichi Kangyo Bank, Ltd.), 1.03%, 9/9/2003	49,129,000	49,074,180
(LOC: Dai-Ichi Kangyo Bank, Ltd.), 1.04%, 8/22/2003	42,142,000	42,116,434
Paradigm Funding LLC:
1.04%, 8/18/2003	64,000,000	63,968,569
1.04%, 8/28/2003	66,500,000	66,448,130
1.06%, 8/1/2003	50,000,000	50,000,000
Park Granada LLC:
1.05%, 8/14/2003	90,086,000	90,051,842
1.05%, 8/15/2003	50,000,000	49,979,584
1.06%, 10/31/2003	200,000,000	199,464,110
1.09%, 8/21/2003	75,000,000	74,954,583
Perry Global Fund, 1.03%, 10/10/2003	73,387,000	73,240,022
Principal Residential Mortgage Corp.:
1.00%, 8/12/2003	53,421,000	53,404,677
1.09%, 8/14/2003	50,134,000	50,114,267
Rhineland Funding Corp.:
1.02%, 8/8/2003	50,000,000	49,990,083
1.09%, 8/19/2003	34,556,000	34,537,167
1.09%, 9/4/2003	43,856,000	43,810,853
1.10%, 8/28/2003	62,437,000	62,385,489
1.10%, 10/23/2003	75,000,000	74,809,792
1.12%, 8/4/2003	52,756,000	52,751,076
Scaldis Capital LLC, 0.95%, 8/1/2003	53,308,000	53,308,000
Sheffield Receivables Corp., 1.04%, 8/20/2003	72,090,000	72,050,430
Sigma Finance, Inc.:
1.04%, 9/4/2003	110,000,000	109,891,955
1.04%, 10/8/2003	50,000,000	49,901,778
Special Purpose Accounts Receivable Co.:
1.03%, 8/29/2003	30,000,000	29,975,966
1.06%, 8/6/2003	50,000,000	49,992,639
1.07%, 8/11/2003	60,000,000	59,982,167
1.25%, 8/8/2003	75,000,000	74,981,771
Steamboat Funding Corp., 1.04%, 8/19/2003	150,000,000	149,922,000
Tannehill Capital Co.:
1.04%, 8/7/2003	100,588,000	100,570,565
1.05%, 8/19/2003	42,734,000	42,711,564
1.06%, 9/19/2003	50,136,000	50,063,665
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Thames Asset Global Securitization:
1.03%, 8/15/2003	$ 199,793,000	$ 199,712,972
1.03%, 8/20/2003	150,000,000	149,918,459
1.03%, 9/12/2003	56,921,000	56,852,600
1.04%, 10/6/2003	53,705,000	53,602,602
1.05%, 8/20/2003	100,000,000	99,944,584
Three Crowns Funding, 1.05%, 10/29/2003	60,171,000	60,014,806
Three Pillars Funding Corp.:
1.03%, 8/11/2003	59,498,000	59,480,977
1.03%, 8/14/2003	90,406,000	90,372,374
1.04%, 8/19/2003	159,243,000	159,160,194
Thunder Bay Funding, Inc.:
1.04%, 8/12/2003	65,302,000	65,281,249
1.05%, 9/8/2003	26,055,000	26,026,122
1.05%, 9/15/2003	38,024,000	37,974,093
1.06%, 8/1/2003	118,113,000	118,113,000
Triple A One Funding Corp.:
1.03%, 8/6/2003	49,131,000	49,123,971
1.03%, 8/20/2003	151,795,000	151,712,483
Tulip Funding Corp.:
1.05%, 8/1/2003	125,000,000	125,000,000
1.06%, 8/4/2003	100,000,000	99,991,166
Victory Receivable Corp.:
1.04%, 8/7/2003	50,000,000	49,991,333
1.05%, 8/12/2003	50,045,000	50,028,944
1.06%, 8/26/2003	144,452,000	144,345,667
1.25%, 8/12/2003	64,731,000	64,706,277
1.26%, 8/4/2003	50,171,000	50,165,732
Windmill Funding Corp., 1.04%, 8/7/2003	100,000,000	99,982,667
12,852,717,114
Automobiles 1.9%
DaimlerChrysler AG, 1.04%, 8/25/2003	46,224,000	46,191,951
Ford Credit Co.:
1.05%, 8/22/2003	80,000,000	79,951,000
1.05%, 9/22/2003	50,000,000	49,924,167
1.05%, 9/25/2003	60,000,000	59,903,750
1.06%, 8/18/2003	50,000,000	49,974,972
Volkswagen International Finance, 1.10%, 8/26/2003	100,000,000	99,987,049
385,932,889
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services 4.5%
Credit Suisse First Boston Corp.:
1.12%, 8/8/2003	$ 200,000,000	$ 200,000,000
1.13%, 8/11/2003	175,000,000	175,000,000
Discover Card:
1.04%, 9/10/2003	50,000,000	49,942,223
1.04%, 9/15/2003	150,000,000	149,805,000
1.06%, 8/5/2003	50,000,000	49,994,111
Links Financial LLC, 1.07%, 8/19/2003	70,000,000	69,996,126
UBS Finance, Inc.:
1.03%, 8/5/2003	135,058,000	135,042,543
1.03%, 8/15/2003	67,062,000	67,035,138
896,815,141
Thrifts & Mortgage Finance 0.8%
Washington Mutual, Inc., 1.14%, 8/21/2003	150,000,000	149,995,397
Total Commercial Paper		14,285,460,541
CORPORATE BONDS 24.4%
Asset Backed 6.2%
Belford US Capital Co. LLC, 1.11%, VRDN	50,000,000	50,000,000
HBOS Treasury Services Plc, 1.28%, VRDN	150,000,000	150,000,000
Liberty Lighthouse US Capital Corp.:
1.10%, VRDN	150,000,000	150,000,000
1.11%, VRDN	100,000,000	100,000,000
Morganite Industrials, Inc., 1.10%, VRDN	10,600,000	10,600,000
Nationwide Building Society, 1.08%, 10/23/2003	70,000,000	70,000,000
Northern Rock Corp., 1.12%, VRDN	100,000,000	100,000,000
Phoenix Mistic, 1.46%, 9/15/2003 144A	40,000,000	40,007,864
Premium Asset Trust, 1.18%, 8/23/2003 144A	26,250,000	26,249,836
Putnam Structured Product, 1.32%, VRDN 144A	75,000,000	75,000,000
RACERS FRN:
Ser. 2001, 1.32%, 8/1/2003 144A	150,000,000	150,000,000
Ser. 2002, 1.33%, VRDN 144A	100,000,000	100,000,000
Strategic Money Market Trust MTN, 1.15%, 12/15/2003 144A	50,000,000	50,000,000
Syndicated Loan Funding Trust, 1.23%, VRDN 144A	75,000,000	75,000,000
White Pine Finance LLC, 1.08%, VRDN	100,000,000	100,000,000
1,246,857,700
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
Automobiles 1.3%
BMW US Capital Corp. LLC:
1.11%, VRDN 144A	$ 50,000,000	$ 50,000,000
1.11%, VRDN	100,000,000	100,000,000
VW Credit, Inc., 1.29%, 10/22/2003	100,000,000	100,099,933
250,099,933
Capital Markets 7.1%
Bear Stearns Co., Inc., 1.10%, VRDN	125,000,000	125,000,000
Goldman Sachs Group, Inc.:
1.36%, 8/15/2003	130,000,000	130,022,466
1.42%, 4/21/2004	175,000,000	173,173,816
J.P. Morgan Chase & Co., 1.25%, 8/5/2003	65,000,000	65,055,293
Lehman Brothers Holdings, Inc.:
1.12%, VRDN	75,000,000	75,000,000
1.26%, VRDN 144A	75,000,000	75,000,000
1.51%, 10/6/2003	75,000,000	75,299,196
Merrill Lynch & Co., Inc., 1.24%, VRDN	300,000,000	300,000,000
Morgan Stanley:
1.21%, VRDN	300,000,000	300,000,000
1.28%, 8/19/2003	100,000,000	100,145,970
1,418,696,741
Commercial Banks 3.3%
ABN AMRO Bank, Ltd., 1.39%, 8/14/2003	200,000,000	200,000,000
American Express Centurion Bank, 1.10%, VRDN	50,000,000	50,000,000
Countrywide Funding Corp., 1.36%, VRDN	100,000,000	100,000,000
Marshall & Ilsley Bank Corp., 1.17%, VRDN	100,000,000	100,000,000
National Bank Commerce Memphis, TN FRN:
1.10%, 8/17/2003	50,000,000	50,000,000
1.10%, 8/21/2003	50,000,000	50,000,000
Societe Generale SA, 1.09%, 8/1/2003	119,612,820	119,612,820
669,612,820
Diversified Financial Services 2.4%
Household Finance Corp., 1.60%, VRDN	275,000,000	275,000,000
Sigma Financial Corp., Inc., 1.20%, 8/27/2003	60,000,000	60,020,184
Transamerica Finance Corp., 1.20%, VRDN	135,000,000	135,000,000
470,020,184
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
Diversified Telecommunication Services 1.0%
BellSouth Corp., 4.16%, 4/26/2004 144A	$ 200,000,000	$ 203,981,792
Health Care Providers & Services 0.0%
Catholic Health Initiatives, 1.35%, VRDN	1,000,000	1,000,000
Industrial Conglomerates 1.7%
General Electric Capital Corp.:
1.13%, VRDN	230,000,000	230,000,000
1.19%, VRDN	100,000,000	100,000,000
330,000,000
Insurance 1.4%
Allstate Funding Corp., 1.28%, VRDN	100,000,000	100,000,000
Anchor National Life Insurance Co., 1.19%, VRDN	100,000,000	100,000,000
Jackson National Life Insurance Co., 1.19%, VRDN	75,000,000	75,000,000
275,000,000
Total Corporate Bonds		4,865,269,170
FUNDING AGREEMENTS 1.2%
Transamerica Occidental:
1.32%, 8/1/2003	100,000,000	100,000,000
1.34%, 8/1/2003	140,000,000	140,000,000
Total Funding Agreements		240,000,000
MUNICIPAL OBLIGATIONS 0.3%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc., Ser. B-1, (LOC: BankAmerica), 1.15%, VRDN	13,800,000	13,800,000
Miscellaneous Revenue 0.2%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, Ser. B, (LOC: BankAmerica), 1.15%, VRDN	41,830,000	41,830,000
Total Municipal Obligations		55,630,000
See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Shares	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.1%
FHLMC:
1.20%, 7/27/2004	75,000,000	$ 75,000,000
1.21%, 10/28/2003	50,000,000	50,000,000
1.48%, 8/5/2003	100,000,000	100,000,000
Total U.S. Government & Agency Obligations		225,000,000
MUTUAL FUND SHARES 1.5%
Citifunds Liquid Reserve Fund	54,807,193	54,807,193
Federated Prime Value Obligation Fund	251,885,836	251,885,836
Federated U.S. Treasury Cash Reserve Fund	1,109,642	1,109,642
Total Mutual Fund Shares		307,802,671
Total Investments (cost $19,979,162,382) 100.0%		19,979,162,382
Other Assets and Liabilities 0.0%		4,587,866
Net Assets 100.0%		$ 19,983,750,248

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RACERS	Restructured Asset Security Enhancement
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2003
See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 19,979,162,382
Cash	79,139
Receivable for Fund shares sold	3,190,963
Interest receivable	8,881,051
Receivable from investment advisor	1,567,110
Prepaid expenses and other assets	575,694

Total assets	19,993,456,339

Liabilities
Dividends payable	3,066,655
Payable for Fund shares redeemed	6,414,490
Due to related parties	32,647
Accrued expenses and other liabilities	192,299

Total liabilities	9,706,091

Net assets	$ 19,983,750,248

Net assets represented by
Paid-in capital	$ 19,988,931,859
Undistributed net investment income	67,074
Accumulated net realized losses on securities	(5,248,685)

Total net assets	$ 19,983,750,248

Net assets consists of
Class A	$ 9,945,123,580
Class B	91,358,273
Class C	25,085,064
Class S	5,904,745,324
Class S1	1,842,521,351
Class I	2,174,916,656

Total net assets	$ 19,983,750,248

Shares outstanding
Class A	9,946,350,362
Class B	91,381,451
Class C	25,087,810
Class S	5,907,715,824
Class S1	1,842,529,736
Class I	2,177,038,986

Net asset value per share
Class A	$ 1.00
Class B	$ 1.00
Class C	$ 1.00
Class C -- Offering price (based on sales charge of 1.00%)	$ 1.01
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 140,273,241

Expenses
Advisory fee	40,605,651
Distribution Plan expenses
Class A	15,219,907
Class B	510,211
Class C	97,308
Class S	19,530,039
Class S1	5,469,371
Administrative services fee	6,156,242
Transfer agent fees	17,395,312
Trustees' fees and expenses	262,972
Printing and postage expenses	1,036,651
Custodian fees	2,278,720
Registration and filing fees	143,304
Professional fees	39,578
Other	627,964

Total expenses	109,373,230
Less: Expense reductions	(31,533)
Expense reimbursements	(6,455,490)

Net expenses	102,886,207

Net investment income	37,387,034

Net realized gains on securities	6,100

Net increase in net assets resulting from operations	$ 37,393,134

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 37,387,034		$ 243,116,665
Net realized gains or losses on securities		6,100		(146,936)

Net increase in net assets resulting from operations		37,393,134		242,969,729

Distributions to shareholders from
Net investment income
Class A		(22,498,572)		(113,991,106)
Class B		(42,284)		(415,362)
Class C		(7,962)		(77,182)
Class S		(4,505,280)		(73,681,334)
Class S1		(3,063,367)		(18,306,991)
Class I		(7,234,426)		(36,604,059)

Total distributions to shareholders		(37,351,891)		(243,076,034)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	19,053,539,818	19,053,539,818	38,920,918,218	38,920,918,216
Class B	21,770,552	21,770,552	101,353,612	101,353,612
Class C	31,788,171	31,788,099	94,237,521	94,237,515
Class S	1,075,016,296	1,075,016,296	2,778,621,596	2,778,621,596
Class S1	798,083,786	798,083,786	1,666,781,266	1,666,781,266
Class I	2,895,381,289	2,895,381,289	6,453,209,218	6,453,209,218

		23,875,579,840		50,015,121,423

Net asset value of shares issued in reinvestment of distributions
Class A	18,660,324	18,660,324	100,170,194	100,170,194
Class B	35,654	35,654	376,251	376,251
Class C	5,720	5,720	59,510	59,510
Class S	5	5	62	62
Class I	468,614	468,614	2,699,487	2,699,487

		19,170,317		103,305,504

Automatic conversion of Class B shares to Class A shares
Class A	4,664,616	4,664,616	11,110,319	11,110,319
Class B	(4,664,616)	(4,664,616)	(11,110,319)	(11,110,319)

		0		0

Payment for shares redeemed
Class A	(19,760,210,500)	(19,760,210,500)	(38,008,936,829)	(38,008,936,829)
Class B	(38,471,604)	(38,471,604)	(69,624,029)	(69,624,030)
Class C	(30,032,497)	(30,032,497)	(85,709,518)	(85,709,518)
Class S	(2,472,670,630)	(2,472,670,630)	(5,430,097,069)	(5,430,097,069)
Class S1	(723,049,297)	(723,049,297)	(1,199,295,675)	(1,199,295,675)
Class I	(3,054,890,606)	(3,054,890,606)	(6,807,231,674)	(6,807,231,674)

		(26,079,325,134)		(51,600,894,795)

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	July 31, 2003	Year Ended
	(unaudited)	January 31, 2003

Net decrease in net assets resulting from capital share transactions	$ (2,184,574,977)	$ (1,482,467,868)

Total decrease in net assets	(2,184,533,734)	(1,482,574,173)
Net assets
Beginning of period	22,168,283,982	23,650,858,155

End of period	$ 19,983,750,248	$ 22,168,283,982

Undistributed net investment income	$ 67,074	$ 31,931

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A, Class S and Class S1 shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

During the six months ended July 31, 2003, EIMC reimbursed expenses relating to distribution fees. The impact on the expense ratio of each class represented as a percentage of its average net assets (on an annualized basis) was as follows:

	Distribution
	fees	% of average net
	reimbursed	assets of class

Class A	$2,643,930	0.05%
Class B	196,214	0.38
Class C	37,354	0.38
Class S	1,307,658	0.04
Class S1	2,270,334	0.25

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Total amounts subject to recoupment as of July 31, 2003 were $7,537,162.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares, and 1.00% of the average daily net assets for Class B and Class C shares.

5. IN-KIND TRANSACTION

Effective on the close of business on May 24, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Money Market Fund into the Fund. In the transaction, shareholders redeemed 445,207,606 shares of Wachovia Money Market Fund and purchased the same number of Class S shares of the Fund in consideration for securities valued at $444,231,114, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class S shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended January 31, 2003.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2003, the Fund had $5,245,478 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008	2009	2011

$32,810	$381,247	$200,609	$139,955	$4,353,228	$137,629

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2003, the Fund incurred and elected to defer post-October losses of $9,307.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567601    9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Municipal Money Market Fund

Evergreen Municipal Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen Municipal Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately, the Fed was not thinking

LETTER TO SHAREHOLDERS continued

conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Mathew M. Kiselak
Tax-Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS1*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

6-month return	0.29%	0.15%	0.16%	0.44%

Average annual return

1 year	0.77%	0.47%	0.52%	1.07%

5 year	2.29%	2.22%	2.36%	2.60%

10 year	2.68%	2.76%	2.83%	2.94%

7-day annualized yield	0.33%	0.05%	0.05%	0.63%

30-day annualized yield	0.29%	0.05%	0.05%	0.59%

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, S and S1 would have been lower. The advisor is reimbursing a portion of the 12b-1 fee for Class S and Class S1. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

All data is as of July 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.04	0.03	0.03
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.02	-0.04	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.29%	0.95%	2.18%	3.69%	2.90%	3.07%
Ratios and supplemental data
Net assets, end of period (millions)	$1,230	$1,237	$953	$126	$708	$737
Ratios to average net assets
Expenses[2]	0.84%[3]	0.86%	0.88%	0.86%	0.86%	0.87%
Net investment income	0.58%[3]	0.89%	1.47%	3.59%	2.84%	3.02%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.15%	0.65%	1.88%	1.99%
Ratios and supplemental data
Net assets, end of period (millions)	$749	$835	$638	$574
Ratios to average net assets
Expenses[3]	1.13%[4]	1.16%	1.16%	1.16%[4]
Net investment income	0.30%[4]	0.60%	1.82%	3.31%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S1	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.16%	0.72%	0.77%
Ratios and supplemental data
Net assets, end of period (millions)	$394	$369	$257
Ratios to average net assets
Expenses[3]	1.11%[4]	1.09%	1.10%[4]
Net investment income	0.31%[4]	0.67%	0.96%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I1	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.04	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.04	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.44%	1.25%	2.49%	4.00%	3.21%	3.38%
Ratios and supplemental data
Net assets, end of period (millions)	$565	$561	$489	$512	$591	$540
Ratios to average net assets
Expenses[3]	0.54%[4]	0.56%	0.56%	0.56%	0.56%	0.57%
Net investment income	0.89%[4]	1.20%	2.46%	3.89%	3.15%	3.30%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 1.5%
Hospital 0.3%
Lorain Cnty., OH Hosp. RB, Catholic Health, Ser. 1997-A, 1.15%, 8/8/2003	$ 8,800,000	$ 8,800,000
Utility 1.2%
San Diego, CA IDRB:
San Diego Gas & Elec. Proj., Ser. 1995-A, 1.10%, 8/5/2003	22,250,000	22,250,000
San Diego Gas & Elec. Proj., Ser. 1995-B, 0.90%, 9/4/2003	11,900,000	11,900,000
34,150,000
Water & Sewer 0.0%
Olcese, CA Wtr. Dist. RB, Rio Bravo, 3.30%, 8/12/2003	1,200,000	1,200,000
Total Commercial Paper		44,150,000
MUNICIPAL OBLIGATIONS 98.0%
Airport 5.9%
Atlanta, GA Arpt. BAN, (Gtd. by Atlanta Arpt.), 2.25%, 10/30/2003	30,000,000	30,019,159
Charlotte, NC Arpt. RB, Ser. A, (LOC: J.P. Morgan Chase & Co. & Insd. by MBIA), 0.88%, VRDN	38,410,000	38,410,000
Charlotte, NC Arpt. RRB, Ser. A, 1.00%, VRDN	13,785,000	13,785,000
Chicago, IL O'Hare Intl. Arpt. RB Northwest Airlines, Inc.:
Ser. A, (LOC: J.P. Morgan Chase & Co.), 1.05%, VRDN	2,500,000	2,500,000
Ser. B, (LOC: Citibank & Bank of America), 1.05%, VRDN	6,700,000	6,700,000
Clark Cnty., NV Arpt. RB, Ser. B, 0.85%, VRDN	20,000,000	20,000,000
Greater Orlando Aviation Auth. RB, (SPA: SunTrust Bank & Insd. by FSA), 0.92%, VRDN	1,840,000	1,840,000
Hawaii Arpt. Sys. RB, (SPA: Merrill Lynch & Co. & Insd. by FGIC), 0.97%, VRDN	2,215,000	2,215,000
Houston, TX Arpt. Sys. RB, Ser. 404, 1.00%, VRDN	1,100,000	1,100,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, (LOC: Bank of America & Insd. by MBIA), 0.97%, VRDN	2,910,000	2,910,000
Kenton Cnty., KY Arpt. RB, Airis Cincinnati LLC, (SPA: Deutsche Bank), 1.05%, VRDN	40,000,000	40,000,000
Metro Washington DC Arpt. MSTR, (SPA: Societe Generale), 1.10%, VRDN	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
(Gtd. by Boeing), 1.15%, VRDN	3,300,000	3,300,000
Ser. B, 1.15%, VRDN	1,200,000	1,200,000
173,684,159
Community Development District 1.7%
Colorado HFA IDRB, Worldwest LLP Proj., (LOC: Firstar Bank), 1.15%, VRDN	2,500,000	2,500,000
Metro Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, (LOC: AmSouth Bank), 1.05%, VRDN	4,840,000	4,840,000
Rapid City, SD EDRB, Civic Ctr. Assoc. Proj., (LOC: Citibank), 1.15%, VRDN	4,475,000	4,475,000
San Diego, CA Pub. Facs. Fin. Auth. PFOTER:
Ser. A, 1.00%, VRDN	7,170,000	7,170,000
Ser. C, (Liq.: Merrill Lynch & Co), 1.05%, 6/2/2004	30,000,000	30,000,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., (LOC: LaSalle Bank), 1.21%, VRDN	1,850,000	1,850,000
50,835,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Education 5.3%
Adams Cnty., CO Sch. Dist. 12 MTC, Ser. 9008, 1.00%, VRDN 144A	$10,010,000	$ 10,010,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley), 0.98%, VRDN	2,995,000	2,995,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, (Gtd. by Columbus B&T Co.), 1.06%, VRDN	2,010,000	2,010,000
Clark Cnty., NV Sch. Dist. Bldg. MTC:
Ser. A, (Gtd. by ZCM & Insd. by FSA), 1.05%, VRDN	11,812,000	11,812,000
Ser. D, (LOC: Bank of New York & Insd. by MBIA), 0.975%, VRDN	5,910,000	5,910,000
De Soto, TX PSF Capital Appreciation PFOTER, (Liq.: Merrill Lynch & Co. & Gtd. by PSF), 1.00%, VRDN	10,545,000	10,545,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, Saint Andrews Sewanee Sch. Proj., 1.00%, VRDN	2,415,000	2,415,000
Houston, TX Independent Sch. Dist. RB, Ser. A, 1.05%, VRDN	7,100,000	7,100,000
Indiana Edl. Facs. Auth. RB, Wesleyan Univ., Ser. A, (LOC: Bank of America), 0.85%, VRDN	8,500,000	8,500,000
Lancaster, PA IDA RB, Student Lodging, 1.00%, VRDN	4,000,000	4,000,000
Lowndes Cnty., GA Dev. Auth. RB, Independent Scholarship Proj., 1.26%, VRDN	7,600,000	7,600,000
Miami Dade Cnty., FL Edl. Facs. RB, Florida Memorial College, (LOC: Bank of America), 0.85%, VRDN	4,250,000	4,250,000
New Jersey Ed. Facs. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 0.84%, VRDN	905,000	905,000
Oak Ridge, TN IDRB, (SPA: Allied Irish Bank), 0.90%, VRDN	4,000,000	4,000,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, (LOC: Bank of America), 1.13%, VRDN	7,700,000	7,700,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, (Insd. by MBIA), 0.98%, VRDN	2,227,500	2,227,500
Orange Cnty., FL Sch. Board PFOTER, (SPA: BNP Paribas & Insd. by AMBAC), 1.05%, VRDN	3,330,000	3,330,000
Palm Beach Cnty., FL RRB, Refunding Saint Andrews School of Boca, (LOC: Bank of America), 0.85%, VRDN	1,500,000	1,500,000
Pennsylvania Higher Edl. Fac. RB, (Liq.: Merrill Lynch & Co.), 0.95%, VRDN	8,680,000	8,680,000
Philadelphia, PA Sch. Dist. RB, (Liq.: Morgan Stanley & Insd. by MBIA), 0.98%, VRDN	2,400,000	2,400,000
Rockford, IL Sch. Dist. 205 TAN, 2.78%, 10/30/2003	12,500,000	12,519,058
South Carolina Edl. Facs. Auth. RB, Claflin Univ., (LOC: Bank of America), 0.89%, VRDN	10,000,000	10,000,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 0.95%, VRDN	6,915,000	6,915,000
Summit Cnty., OH RB, Western Academy Reserve, (LOC: Key Bank), 0.90%, VRDN	6,000,000	6,000,000
Univ. of Texas Board of Regents MTC, (Gtd. by ZCM), 1.05%, VRDN	4,255,000	4,255,000
Will Cnty., IL Community Sch. PFOTER, 1.00%, VRDN	8,735,000	8,735,000
156,313,558
General Obligation - Local 1.1%
Birmingham, AL Tax Increment GO, 1.00%, VRDN	6,500,000	6,500,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 0.98%, VRDN	2,225,000	2,225,000
Chicago, IL Park Dist. GO MTC, (Gtd. by ZCM & Insd. by FGIC), 1.05%, VRDN	3,360,000	3,360,000
District Columbia GO, Ser. C, (Insd. by FGIC), 0.90%, VRDN	10,000,000	10,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation - Local continued
Idaho Falls Indl. Dev. GO, 1.204%, 4/1/2004	$ 4,040,000	$ 4,008,034
Indiana Bond Bank GO, Reassmt. Assistance Program, 2.00%, 1/6/2004	4,670,000	4,685,909
Mecklenburg Cnty., NC GO, Ser. E, (LOC: Bank of America), 0.85%, VRDN	3,200,000	3,200,000
33,978,943
General Obligation - State 7.2%
ABN AMRO Munitops Cert. Trust GO, (SPA: ABN AMRO Bank & Insd. by MBIA), 0.95%, VRDN	9,495,000	9,495,000
California GO:
0.88%, VRDN	5,000,000	5,000,000
1.10%, VRDN	3,295,000	3,295,000
California RAN:
Ser. A, (LOC: Citibank & Bank of America), 2.00%, 6/16/2004	30,000,000	30,173,693
Ser. B, (Liq.: Merrill Lynch & Co. & Lehman Brothers), 2.00%, 6/16/2004	125,000,000	125,971,221
Clipper Tax Exempt Trust COP, (LOC: State Street Corp.), 1.05%, VRDN	23,550,000	23,550,000
Florida Dept. of Trans. ROC, (Liq.: Salomon Smith Barney), 0.92%, VRDN	3,985,000	3,985,000
Washington GO, Motor Vehicle Tax, (LOC: Bank of New York & Insd. by FSA), 1.00%, VRDN 144A	2,760,000	2,760,000
Wisconsin GO MTC, Ser. 33, 1.05%, VRDN	7,203,000	7,203,000
211,432,914
Hospital 12.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, South Hills Hlth., (LOC: PNC Bank), 1.25%, 4/1/2004	3,750,000	3,750,000
Amarillo, TX Hlth. Facs. Corp. RB, 1.05%, VRDN	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, (SPA: National Australia), 0.99%, VRDN	200,000	200,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, (Gtd. by Columbus B&T Co.), 1.11%, VRDN	17,835,000	17,835,000
Methodist Home for the Aging, (LOC: Colonial Bank), 2.34%, VRDN	6,000,000	6,000,000
Clackamas Cnty., OR Hlth. Facs. Auth. RB, Ser. 689, 1.00%, VRDN	5,750,000	5,750,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., (Gtd. by Columbus B&T Co.), 1.06%, VRDN	10,000,000	10,000,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr., (LOC: SunTrust Bank), 0.85%, VRDN	1,262,000	1,262,000
Geneva City, AL Hlth. Care RB, 1.00%, VRDN	2,667,000	2,667,000
Hamilton Cnty., OH Hosp. Facs. PFOTER, (Liq.: Merrill Lynch & Co.), 1.25%, 8/14/2003	59,000,000	59,000,000
Illinois Dev. Fin. Auth. RB, Rest Haven, (Insd. by FHLB), 1.19%, VRDN	5,647,000	5,647,000
Illinois Hlth. Facs. Auth. PFOTER, (SPA: WestLB AG), 1.30%, 8/7/2003	990,000	990,000
Kalamazoo, MI Hosp. Fin. Auth. RB, Bronson Methodist, 0.87%, VRDN	8,300,000	8,300,000
Kentucky EDA Hosp. RB, St. Luke's, (SPA: National Australia), 1.30%, 8/7/2003	13,520,000	13,520,000
Lancaster Cnty., NE Hosp. Auth. RB, Bryan Mem. Hosp., (SPA: Commerzbank AG & Insd. by MBIA), 1.00%, VRDN	20,500,000	20,500,000
Lima, OH Hosp. RB, 0.95%, VRDN	1,710,000	1,710,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 1.45%, VRDN	$ 4,025,000	$ 4,025,000
Cenikor Foundation Proj., (LOC: Union Planters Bank), 1.45%, VRDN	3,295,000	3,295,000
Lowndes Cnty., GA Residential Care Facs. RB, So. Georgia Hlth. Alliance Proj., (LOC: Bank of America), 0.85%, VRDN	1,311,000	1,311,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., (SPA: WestLB AG), 0.99%, VRDN	4,400,000	4,400,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 1.05%, VRDN	1,440,000	1,440,000
Montgomery Cnty., OH Healthcare RB, Multi-Mode Windows Home Proj., 0.95%, VRDN	3,840,000	3,840,000
New Hampshire Hlth. & Ed. PFOTER, (Liq.: Merrill Lynch & Co.), 0.99%, VRDN	7,280,000	7,280,000
North Carolina Med. Care Community Hosp. RB, Pooled Equipment Fin. Proj., (LOC: Key Bank & Insd. by MBIA), 0.80%, VRDN	11,800,000	11,800,000
Orange Cnty., FL Hlth. Facs. Auth. RB, (Liq.: Morgan Stanley), 1.00%, VRDN	2,905,000	2,905,000
Rhode Island Hlth. & Ed. Bldg. Corp MTC:
Lifespan Obl., Ser. 1999-69B, (Liq.: Bear Stearns & Co., Inc.), 1.08%, VRDN 144A	31,100,000	31,100,000
RI Hosp., Ser. 1999-69C, (Liq.: Bear Stearns & Co., Inc), 1.08%, VRDN 144A	34,350,000	34,350,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Corp., Ser. 1999-69A, Class A, (Liq.: Bear Stearns & Co., Inc.), 1.08%, VRDN 144A	31,100,000	31,100,000
Russell, KY RB, 1.05%, VRDN	5,995,000	5,995,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 1.05%, VRDN	2,930,000	2,930,000
South Carolina Jobs EDA PFOTER, Bon Secours:
(Liq.: Merrill Lynch & Co.), 0.97%, VRDN	15,000,000	15,000,000
(Liq.: Merrill Lynch & Co.), 1.05%, VRDN	18,790,000	18,790,000
Southcentral, PA Gen. Auth. RB, 1.00%, VRDN	1,895,000	1,895,000
Steuben Cnty., NY IDA RB:
Civic Facs. Corning Hosp. Ctr., 1.50%, VRDN	1,670,000	1,670,000
Civic Facs. Guthrie Corning, 1.50%, VRDN	2,750,000	2,750,000
351,607,000
Housing 26.6%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 1.08%, VRDN	8,570,000	8,570,000
Alexandria, VA Redev. & Hsg. Auth. MHRB, 0.99%, VRDN	5,600,000	5,600,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., (LOC: Heller Financial, Inc.), 2.05%, VRDN	2,820,000	2,820,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, (LOC: Columbus B&T Co.), 0.96%, VRDN	16,000,000	16,000,000
Atlanta, GA Urban Residential RB, 1.15%, VRDN	3,351,000	3,351,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Utsqa Apts. Proj., 1.05%, VRDN	11,110,000	11,110,000
California Statewide CDA RB, Aqua Vista Apts. Proj., Ser. 2000-V, (LOC: Bank of the West), 1.05%, VRDN	6,500,000	6,500,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 1.00%, VRDN	2,000,000	2,000,000
Class B RB, Certificate Trust, Ser. 2001-2, (Liq.: American International Group, Inc.), 1.65%, VRDN	16,300,000	16,300,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Clipper Tax Exempt Trust COP:
(LOC: State Street Corp.), 1.10%, VRDN	$ 18,700,000	$ 18,700,000
Ser. A, 1.20%, VRDN	9,980,000	9,980,000
Ser. 1999-2, 1.15%, VRDN	32,862,884	32,862,884
Ser. 1999-3, 1.20%, VRDN	45,817,000	45,817,000
Ser. 2002-9, (LOC: State Street Corp. & Insd. by FSA), 1.15%, VRDN	48,065,000	48,065,000
Clipper, FL Tax Exempt Trust COP, Ser. 2001-1, 1.10%, VRDN	56,000	56,000
Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. A, 1.05%, VRDN	3,485,000	3,485,000
Dist. of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, (SPA: Landesbank Hessen-Thüringen Girozentrale), 1.05%, VRDN	7,200,000	7,200,000
Dist. of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar Bank), 1.05%, VRDN	3,110,000	3,110,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B:
(LOC: Bank of America & Insd. by GNMA), 1.15%, 9/4/2003	2,710,000	2,710,000
(LOC: Bank of America & Insd. by GNMA), 2.20%, 9/4/2003	5,000	5,000
Fort Collins, CO MHRB, Bullrun Townhomes Proj., 1.60%, VRDN	8,300,000	8,300,000
Greystone Tax Exempt COP, Sr. Cert. of Beneficial Ownership, 1.10%, VRDN	6,510,000	6,510,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., (Liq.: American International Group, Inc.), 1.25%, VRDN	11,320,000	11,320,000
Pleasant Run Apt. Proj., (Liq.: American International Group, Inc.), 1.25%, VRDN	4,460,000	4,460,000
Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (SPA: Industrial Bank of Japan, Ltd.), 3.61%, VRDN	26,700,000	26,700,000
Ser. B, (SPA: Industrial Bank of Japan, Ltd.), 3.61%, VRDN	10,500,000	10,500,000
Illinois Dev. Fin. Auth. PFOTER, 1.00%, VRDN	6,230,000	6,230,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, (Insd. by FHLMC), 0.85%, VRDN	11,905,000	11,905,000
Jefferson Cnty., AL MHRB, Hickory Knolls Proj., 1.00%, VRDN	2,945,000	2,945,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., (LOC: SunAmerica Bank), 1.60%, VRDN	8,461,000	8,461,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., (LOC: U.S. Bank), 0.90%, VRDN	8,075,000	8,075,000
Macon, GA Trust Pooled Cert. RB:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.10%, VRDN	28,010,000	28,010,000
Ser. 1998-AA, (Insd. by AMBAC), 1.05%, VRDN	24,371,000	24,371,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RB, (LOC: SunTrust Bank), 0.85%, VRDN	338,000	338,000
Manitowoc Cnty., WI CDA RB, Great Lakes Training, Ser. A, 1.10%, VRDN	50,400,000	50,400,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, (Insd. by FNMA), 0.95%, VRDN	3,500,000	3,500,000
Massachusetts IFA RB, Commonwealth Avenue Proj., 1.15%, VRDN	1,400,000	1,400,000
Merrill Lynch & Co., Inc. PFOTER, (SPA: Bay Hypotheken-und Vereins), 1.05%, VRDN	8,935,000	8,935,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Metro Govt. Nashville & Davidson, TN RB, Hickory Place, (LOC: Branch Banking & Trust), 0.88%, VRDN	$ 4,750,000	$ 4,750,000
Metro Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek, 1.00%, VRDN	5,000,000	5,000,000
Minneapolis, MN MHRB, Stone Arch Apts., 0.95%, VRDN	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, (SPA: Danske Bank), 1.04%, VRDN	16,495,000	16,495,000
MuniMae Trust Ser. COP, Ser. 2002-1M, (SPA: Bayerische Landesbanken & Insd. by MBIA), 1.00%, VRDN	20,500,000	20,500,000
Nebraska IFA MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust), 1.10%, VRDN	4,310,000	4,310,000
Bridgeport, (Liq.: American International Group, Inc.), 1.30%, VRDN	8,615,000	8,615,000
Nebraska Investment Finance Auth., MHRB, 1.04%, VRDN	5,935,000	5,935,000
New Mexico Hsg. Auth. RB, Lease Purchase Prog., 0.90%, VRDN	9,000,000	9,000,000
New York HFA RB, Ser. A, 1.00%, VRDN	11,700,000	11,700,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 0.95%, VRDN	1,855,000	1,855,000
Oklahoma Hsg. Dev. Auth. MHRB, Ser. A, 1.10%, VRDN	23,000,000	23,000,000
Palm Beach Cnty., FL MHRB PFOTER, (Liq.: Merrill Lynch & Co.), 0.99%, VRDN	2,600,000	2,600,000
PFOTER:
(Insd. by FHLMC), 1.04%, 1/15/2004	37,880,000	37,880,000
(Liq.: Merrill Lynch & Co.), 1.05%, VRDN	16,750,000	16,750,000
(Liq.: Merrill Lynch & Co.), 1.05%, 8/21/2003	10,000,000	10,000,000
(Liq.: Merrill Lynch & Co.), 1.07%, 1/21/2004	5,000,000	5,000,000
Ser. B, (Insd. by FHLMC), 1.25%, 2/5/2004	65,000,000	65,000,000
Philadelphia, PA Redev. Auth. MHRB, (Liq.: Merrill Lynch & Co.), 1.30%, 8/7/2003	8,000,000	8,000,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America), 1.00%, VRDN	5,000,000	5,000,000
South Bend, IN MHRB, Maple Lane Assoc. Proj., Ser. 1987, (Insd. by FHLB), 1.15%, VRDN	1,850,000	1,850,000
Texas Dept. of Hsg. & Community Dev. MHRB, 0.99%, VRDN	20,270,000	20,270,000
Texas Dept. of Hsg. PFOTER, (Liq.: Merrill Lynch & Co.), 1.04%, VRDN	5,490,000	5,490,000
Washington MHRB:
Eaglepointe Apts., Ser. A, (Liq.: American International Group, Inc.), 1.30%, VRDN	4,840,000	4,840,000
Winterhill Apts., Ser. A, (Liq.: American International Group, Inc.), 1.30%, VRDN	6,525,000	6,525,000
Waukesha, WI HFA RB, Refpark Place Apts. Proj., 1.02%, VRDN	3,100,000	3,100,000
Wyoming CDA MHRB, 1.30%, VRDN	7,100,000	7,100,000
780,766,884
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue 17.5%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus B&T Co.), 1.30%, VRDN	$ 2,785,000	$ 2,785,000
Alachua Cnty, FL IDRB, Florida Inds., Inc. Proj., (LOC: Bank of America), 0.95%, VRDN	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., (LOC: PNC Bank), 0.90%, VRDN	2,058,000	2,058,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 1.05%, VRDN	9,250,000	9,250,000
Anderson, IN Ltd. Obl. RB, Anderson Tool & Engineering, 1.85%, VRDN	200,000	200,000
Ascension Parish, LA RB, (Gtd. by BASF Corp.), 1.00%, VRDN	800,000	800,000
Belgium, WI IDRB, Trimen Inds. Proj., 1.15%, VRDN	1,250,000	1,250,000
Belleville, IL IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.85%, VRDN	1,800,000	1,800,000
Bexar Cnty., TX Indl. Dev. Corp. RB, Coilplus-Texas, Inc. Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 2.85%, VRDN	2,000,000	2,000,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj.:
1.15%, VRDN	1,600,000	1,600,000
Ser. B, (LOC: Bank of America), 1.15%, VRDN	700,000	700,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., (LOC: AmSouth Bank), 1.05%, VRDN	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank), 1.25%, VRDN	1,200,000	1,200,000
Buncombe Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Rich Mount, Inc. Proj., 2.90%, VRDN	2,500,000	2,500,000
California Economic Dev. Fin. Auth. RB, Killion Inds. Proj., 2.30%, VRDN	2,980,000	2,980,000
Capital Trust Agcy., FL PFOTER, 1.25%, VRDN	700,000	700,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 1.25%, VRDN	3,000,000	3,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle Bank), 1.12%, VRDN	1,500,000	1,500,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 1.05%, VRDN	3,000,000	3,000,000
Cocke Cnty., TN IDA RB, GLI, Inc. Proj., (Gtd. by GLI, Inc.), 2.34%, VRDN	3,310,000	3,310,000
Colorado HFA EDRB, Super Vacuum Manufacturing Co. Proj., Ser. A, 1.20%, VRDN	1,925,000	1,925,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj.:
(LOC: PNC Bank), 1.10%, VRDN	2,400,000	2,400,000
(LOC: PNC Bank), 1.15%, VRDN	2,150,000	2,150,000
Dallas, TX Indl. Dev. Corp. IDRB, 1.60%, VRDN	4,150,000	4,150,000
Davidson Cnty., NC Indl. Facs. PCRB, Variable Diebold, Inc. Proj., (LOC: Bank of America), 0.85%, 6/1/2017	5,500,000	5,500,000
De Kalb Cnty., GA Dev. Auth. IDRB:
Vimco Proj., 1.10%, VRDN	1,750,000	1,750,000
Weyerhaeuser Co. Proj., 1.85%, VRDN	700,000	700,000
Delhi, LA IDRB, Tifton-Alcoa, (Gtd. by Alcoa), 1.36%, VRDN	7,000,000	7,000,000
Devils Lake, ND IDRB, Noodles by Leonardo, (LOC: U.S. Bank), 1.25%, VRDN	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., (LOC: U.S. Bank), 1.10%, VRDN	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus B&T Co.), 1.20%, VRDN	8,915,000	8,915,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 1.10%, VRDN	2,630,000	2,630,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Elkhart Cnty., IN EDRB:
1.05%, VRDN	$ 2,400,000	$ 2,400,000
Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank), 1.05%, VRDN	2,605,000	2,605,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., (LOC: AmSouth Bank), 1.20%, VRDN	6,620,000	6,620,000
Fayette Cnty., GA IDRB, Shinsei Corp. Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 2.85%, VRDN	7,000,000	7,000,000
Fenton, MO IDA RB, Clayton Corp. Proj., 1.15%, VRDN	1,750,000	1,750,000
Florence, AL IDRB, Die Tech, Inc. Proj., (LOC: SouthTrust Bank), 1.20%, VRDN	900,000	900,000
Franklin Cnty., IN EDRB, Adjusted J&J Proj., 1.05%, VRDN	1,660,000	1,660,000
Gadsen, AL IDRB, Hickory Hills, (LOC: SouthTrust Bank), 1.15%, VRDN	1,865,000	1,865,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 0.99%, VRDN	1,360,000	1,360,000
Gwinnett Cnty., GA IDRB:
Color Image, Inc. Proj., (LOC: SouthTrust Bank), 1.10%, VRDN	3,095,000	3,095,000
Price Co., Inc. Proj., 1.05%, VRDN	1,600,000	1,600,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank), 1.20%, VRDN	1,450,000	1,450,000
Haleyville, AL IDRB:
Briar-Garrett, (LOC: First Commercial Bank), 1.11%, VRDN	2,000,000	2,000,000
Charming Castle LLC Proj., 1.11%, VRDN	1,375,000	1,375,000
Door Components LLC Proj., 1.16%, VRDN	2,250,000	2,250,000
Winston Propties, Inc. Proj., 1.11%, VRDN	2,925,000	2,925,000
Hamilton, AL IDRB, Quality Hsg. Proj., 1.26%, VRDN	1,085,000	1,085,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America), 1.15%, VRDN	2,650,000	2,650,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank), 1.10%, VRDN	5,000,000	5,000,000
Henrico Cnty., VA IDA RB, San-J Intl. Proj., (LOC: Firstar Bank), 0.95%, VRDN	500,000	500,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Commercial Bank), 1.20%, VRDN	1,297,000	1,297,000
Houston Cnty., GA IDRB, Diversified Machining Svcs. Co., (LOC: Columbus B&T Co.), 1.20%, VRDN	3,405,000	3,405,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank), 1.05%, VRDN	1,860,000	1,860,000
Hull, WI IDRB, 1.15%, VRDN	1,915,000	1,915,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., (LOC: First Commercial Bank), 1.26%, VRDN	3,200,000	3,200,000
Wright-K Technologym, Inc. Proj., (LOC: National City Bank), 0.99%, VRDN	1,740,000	1,740,000
Illinois Dev. Fin. Auth. EDRB, MTI Corp. Proj., (SPA: Industrial Bank of Japan, Ltd.), 3.20%, VRDN	3,500,000	3,500,000
Illinois Dev. Fin. Auth. IDRB:
Anatol Enterprises, LLC Proj., (LOC: LaSalle Bank), 1.12%, VRDN	2,800,000	2,800,000
Blue Ridge Farms Proj., (SPA: HSBC Holdings Plc), 0.95%, VRDN	3,895,000	3,895,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 0.95%, VRDN	2,185,000	2,185,000
Iowa Fin. Auth. IDRB, Inerwest Proj., 1.20%, VRDN	4,670,000	4,670,000
Jackson, TN IDRB, General Cable Corp., (LOC: Chase Manhattan Bank), 1.15%, VRDN	9,000,000	9,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 1.10%, VRDN	$ 2,300,000	$ 2,300,000
Johnston Cnty., NC Indl. Facs. PCRB, Waltholm Group IV Proj., (LOC: SouthTrust
Bank), 1.10%, VRDN	2,450,000	2,450,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn., (SPA: Bay Hypotheken-und Vereins), 1.20%, VRDN	3,100,000	3,100,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 1.10%, VRDN	930,000	930,000
Koch Floating Rate Trust PFOTER, 1.10%, VRDN	6,560,000	6,560,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank), 1.10%, VRDN	1,930,000	1,930,000
Lawrence Cnty. PA IDA, Villa Maria Proj., Ser. A, (SPA: Allied Irish Bank), 0.90%, VRDN	2,750,000	2,750,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.10%, VRDN	5,865,000	5,865,000
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, 0.95%, VRDN	2,560,000	2,560,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., 1.15%, VRDN	4,000,000	4,000,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: National City Bank), 0.99%, VRDN	3,440,000	3,440,000
Manitowoc Cnty., WI IDRB, Etrutech Plastics, Inc. Proj., (LOC: Associated Bank), 1.15%, VRDN	3,345,000	3,345,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 1.00%, VRDN	2,915,000	2,915,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank), 1.10%, VRDN	2,350,000	2,350,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 1.05%, VRDN	3,105,000	3,105,000
Martin Cnty., NC Indl. Fac. Pollution Fin. Auth. RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser), 1.85%, VRDN	7,000,000	7,000,000
McLean Cnty., Kentucky IDA RB, Smelter Service Corp. Proj., 1.00%, VRDN	2,600,000	2,600,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 1.00%, VRDN	16,035,000	16,035,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., (SPA: Sumitomo Bank, Ltd.), 3.38%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.), 1.15%, VRDN	5,080,000	5,080,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, (LOC: First Bank), 1.10%, VRDN	1,850,000	1,850,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, (SPA: Societe Generale), 1.27%, VRDN	3,735,000	3,735,000
Mobile Cnty., AL IDRB, FGDI LLC Proj., (SPA: Bay Hypotheken-und Vereins), 1.20%, VRDN	5,500,000	5,500,000
Moorhead, MN Solid Wst. Disposal RB, American Crystal Sugar, (LOC: Wells Fargo), 1.15%, VRDN 144A	5,500,000	5,500,000
Morristown, TN Indl. Dev. Board IDRB, J.W. Allen & Co. Proj., (LOC: Harris Trust & Savings Bank), 1.00%, VRDN	2,000,000	2,000,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Citizen's Bank), 1.05%, VRDN	2,500,000	2,500,000
New Lisbon, WI IDRB, Leer LP Proj., 1.10%, VRDN	2,610,000	2,610,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 1.00%, VRDN	3,000,000	3,000,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank), 1.15%, VRDN	2,680,000	2,680,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 0.95%, VRDN	$ 4,000,000	$ 4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America), 1.10%, VRDN	1,995,000	1,995,000
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank), 1.15%, VRDN	2,475,000	2,475,000
Ozark, AL Motel Facs. RB, Ozark Motel Proj., 0.99%, VRDN	2,265,000	2,265,000
Peoria, IL IDRB, PMP Fermentation Products, Inc., (SPA: Sanwa Bank, Ltd.), 2.80%, VRDN	1,000,000	1,000,000
Philadelphia, PA IDA IDRB, Allied Corp. Proj., (Gtd. by Honeywell International), 2.50%, 10/31/2003	480,000	480,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, (LOC: Bank of California), 2.85%, VRDN	4,200,000	4,200,000
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., 1.10%, VRDN	1,250,000	1,250,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., 1.10%, VRDN	5,000,000	5,000,000
Plymouth, WI IDRB, Wisconsin Plastics Products, 1.15%, VRDN	1,450,000	1,450,000
Port Arthur, TX Navigation Dist. RB:
Fina Oil & Chemical Proj., 1.00%, VRDN	6,000,000	6,000,000
Fina Oil & Chemical Proj., Ser. B, 0.98%, VRDN	8,700,000	8,700,000
Port Corpus Christi, TX Solid Wst. RB, Flint Hills Resources, Ser. A, (Gtd. by Flint Resources), 1.20%, VRDN	34,000,000	34,000,000
Port of Longview, WA IDRRB, Weyerhaeuser Co. Proj., 1.85%, VRDN	4,420,000	4,420,000
Port of Longview, WA Indl. Dev. Corp. Solid Wst. Disposal RB, Weyerhaeuser Co. Proj., Ser. A, 1.95%, VRDN	9,000,000	9,000,000
Portland, OR EDA RB, Broadway Proj., (LOC: Key Bank & Insd. by AMBAC), 0.90%, VRDN	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 1.10%, VRDN	1,700,000	1,700,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 1.15%, VRDN	2,000,000	2,000,000
South Carolina Jobs EDA RB:
Compact Air Products LLC, 1.05%, VRDN	2,985,000	2,985,000
Lorraine Linens Proj., (LOC: SouthTrust Bank), 1.10%, VRDN	2,200,000	2,200,000
Ortec, Inc. Proj., Ser. A, 1.00%, VRDN	1,800,000	1,800,000
Ortec, Inc. Proj., Ser. B, (LOC: Bank of America), 1.00%, VRDN	2,500,000	2,500,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.), 1.05%, VRDN	7,700,000	7,700,000
South Dakota Economic Dev. Fin. Auth. IDRB, Lomar Dev. Co. Proj., (LOC: U.S. Bank), 1.10%, VRDN	2,400,000	2,400,000
Southeast, GA Regional Dev. Auth. RB, Red Oak Milk, (SPA: Bay Hypotheken-und Vereins), 1.20%, VRDN	4,500,000	4,500,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank), 1.17%, VRDN	1,685,000	1,685,000
St. Charles Cnty., MO IDRB, 1.17%, VRDN	2,460,000	2,460,000
Summit Cnty., OH IDRB, J & P Capital Proj., 1.05%, VRDN	1,925,000	1,925,000
Summit Cnty., UT IDRB, Hornes' Kimball Proj., Ser. 1985, (LOC: U.S. Bank), 1.03%, VRDN	1,500,000	1,500,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 1.10%, VRDN	21,500,000	21,500,000
Taylor Ryan, AL Impt. Dist. RB, Ser. A, 0.95%, VRDN	10,465,000	10,465,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank), 1.10%, VRDN	4,000,000	4,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Tuscaloosa Cnty., AL IDA RB, Synchronous Indl. Svcs. Proj., (LOC: SouthTrust Bank), 1.10%, VRDN	$ 1,400,000	$ 1,400,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (SPA: Sumitomo Bank, Ltd.), 0.90%, VRDN	4,500,000	4,500,000
Union Cnty., AR Indl. Board PCRB, 2.14%, VRDN	9,000,000	9,000,000
Union Gap, WA Pub. Corp. IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.85%, VRDN	1,600,000	1,600,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 1.05%, VRDN	2,860,000	2,860,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 1.10%, VRDN	2,700,000	2,700,000
Washington Economic Dev. Fin. Auth. RB, Fletcher Proj., Ser. E, 1.15%, VRDN	2,575,000	2,575,000
Washington EDA Fin. RB, Smith Bros. Farms, Inc., 1.10%, VRDN	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame LLC, (LOC: Key Bank), 1.05%, VRDN	1,605,000	1,605,000
Webb, AL IDRB, Qualico Steel Proj., 1.10%, VRDN	2,900,000	2,900,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 1.28%, VRDN	800,000	800,000
West Des Moines, IA IDRB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.10%, VRDN	3,280,000	3,280,000
West Virginia EDA IDRB: Coastal Lumber Products Proj., Ser. A, (LOC: Crestar Bank), 1.15%, VRDN	2,290,000	2,290,000
Ser. B, (LOC: Crestar Bank), 1.15%, VRDN	1,590,000	1,590,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 1.20%, VRDN	4,580,000	4,580,000
Yankton, SD IDRB, Aloca, (Gtd. by Alcoa), 1.30%, VRDN	9,000,000	9,000,000
York Cnty., ME Fin. Auth. RB, Community Action Corp. Proj., 0.95%, VRDN	2,565,000	2,565,000
513,300,000
Lease 4.7%
ABN AMRO Leasetops Cert. Trust RB:
Ser. 2000-2, 1.17%, VRDN	7,776,081	7,776,081
Ser. 2001-1, 1.21%, VRDN	21,146,202	21,146,202
Chicago, IL GO, ABN AMRO Munitops Master Trust, Ser. 1997-1, (LOC: LaSalle Bank), 1.17%, VRDN 144A	19,987,667	19,987,667
Greystone, DE Muni. Lease COP, Ser. A, 1.02%, VRDN	860,000	860,000
IBM Tax Exempt Grantor Trust PFOTER, (Liq.: Merrill Lynch & Co.), 1.05%, VRDN	7,876,130	7,876,130
Koch Floating Rate Trust PFOTER, Ser. 2000-1, (LOC: State Street Corp. & Insd. by AMBAC), 1.10%, VRDN	44,089,050	44,089,050
MBIA Capital Corp. Grantor Trust Lease PFOTER, (SPA: Landesbank Hessen-Thüringen Girozentrale), 1.00%, VRDN	7,445,000	7,445,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 2.00%, 10/15/2003	10,147,784	10,147,784
Ser. 2002-1:
(Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 1.21%, VRDN 144A	7,192,438	7,192,438
(Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 2.00%, VRDN 144A	5,319,450	5,319,450
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank), 1.25%, VRDN	8,000,000	8,000,000
139,839,802
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue 2.9%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: State Street Corp.), 1.10%, VRDN	$ 9,650,000	$ 9,650,000
Delaware Valley, PA Regl. Fin. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 0.91%, VRDN	4,000,000	4,000,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, (SPA: Allied Irish Bank), 0.85%, VRDN	9,485,000	9,485,000
Massachusetts Indl. Fin. Auth. IDRB, Portland Causeway Realty Trust Co., Ser. 1988, (LOC: Citibank), 1.50%, VRDN	700,000	700,000
Merrill Lynch & Co., Inc. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FHA), 1.05%, VRDN	8,170,000	8,170,000
Muni. Securities Pool Trust Receipts RB, 1.05%, VRDN	14,835,000	14,835,000
Oakland, CA Joint Pwr. FSA RB, Ser. A-1, 0.82%, VRDN	37,600,000	37,600,000
84,440,000
Port Authority 0.3%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth Bank & Insd. by AMBAC), 1.04%, VRDN	7,500,000	7,500,000
Tuscaloosa Cnty., AL Port Auth. RB, 0.90%, VRDN	152,000	152,000
7,652,000
Power 0.1%
Calcasieu Parish, Inc., LA Indl. Dev. Board PCRB, Citgo Petroleum, (SPA: WestLB AG), 0.90%, VRDN	857,000	857,000
Magnolia, AR IDRB, American Fuel Cell Proj., (SPA: Commerce de France), 1.25%, VRDN	2,055,000	2,055,000
2,912,000
Resource Recovery 2.4%
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, 1.05%, VRDN	11,500,000	11,500,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor Proj., (SPA: Bank of Tokyo), 1.55%, VRDN	5,000,000	5,000,000
Peoria, IL Solid Wst. Disp. RB, PMP Fermentation Products, Inc., Ser. 1996,
(SPA: Sanwa Bank, Ltd.), 2.80%, VRDN	6,500,000	6,500,000
Phenix Cnty., AL Env. Impt. RB, Mead Coated Board Proj., 1.00%, VRDN	1,700,000	1,700,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Cemical Proj., (Gtd. by Total Fina), 1.00%, VRDN	10,635,000	10,635,000
Portage, IN EDRB, American Iron Oxide, Ser. B, 1.15%, VRDN	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 1.25%, VRDN	5,000,000	5,000,000
Traill Cnty., ND Solid Wst. Disposal RB American Crystal Sugar:
Ser. A, (LOC: Norwest Bank), 1.15%, VRDN	16,000,000	16,000,000
Ser. B, (LOC: Wells Fargo), 1.15%, VRDN	1,000,000	1,000,000
Ser. C, (LOC: Wells Fargo), 1.15%, VRDN	1,000,000	1,000,000
69,335,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Solid Waste 0.6%
Los Angeles Cnty. California Sanitation Dist. RB, Capital Proj., Ser. A, (Insd. by MBIA), 5.00%, 10/1/2003	$ 10,000,000	$ 10,067,797
New York City, NY IDA RB, USA Wst. Svcs. NYC Proj., (LOC: J.P. Morgan Chase & Co.), 0.85%, VRDN	7,000,000	7,000,000
17,067,797
Special Tax 1.2%
Connecticut Special Tax Obl. RB, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 0.83%, VRDN	17,495,000	17,495,000
Kane Cook & Du Page Cnty., IL Sch. TAN, 2.25%, 11/28/2003	11,000,000	11,019,519
Nampa, ID Urban Renewal Agcy. RB, Tax Increment, Ser. B, 5.50%, 8/1/2003	970,000	974,404
Rockford, IL Sch. Dist. TAN, 3.10%, 10/31/2003	7,500,000	7,520,289
37,009,212
Tobacco Revenue 2.6%
Badger Tobacco Asset Security Corp., WI PFOTER:
Ser. 633, (SPA: Lloyds Bank), 1.07%, VRDN	5,145,000	5,145,000
(Liq.: Merrill Lynch & Co.), 1.12%, VRDN	4,825,000	4,825,000
Tobacco Corp. Settlement, NY PFOTER:
(SPA: Lloyds Bank), 0.96%, VRDN	3,125,000	3,125,000
(SPA: WestLB AG & Liq.: Merrill Lynch & Co.), 1.00%, VRDN	4,000,000	4,000,000
Tobacco Settlement Financing Corp., 0.96%, VRDN	59,540,000	59,540,000
76,635,000
Transportation 1.0%
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, 0.98%, VRDN	910,000	910,000
E 470 Pub. Highway, CO PFOTER, 1.00%, VRDN	5,290,000	5,290,000
Metro Trans. Auth., NY PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 0.88%, VRDN	1,400,000	1,400,000
Muni. Securities Pool Trust Receipts RB, (SPA: Societe Generale & Insd. by FGIC), 1.05%, VRDN	5,025,000	5,025,000
Regl. Trans. Auth., IL MTC, Ser. A, 1.05%, VRDN	10,725,000	10,725,000
South Carolina Trans. MTC, Ser. A, 1.05%, VRDN	5,891,000	5,891,000
29,241,000
Utility 3.5%
Carlton, WI PCRB, Pwr. & Light Proj., 1.30%, VRDN	5,600,000	5,600,000
Carroll Cnty., KY Collateralized Solid Wst. Disposal Facs. RB, Kentucky Utils. Co. Proj., Ser. A, 0.99%, VRDN	8,700,000	8,700,000
Indiana Muni. Pwr. Agcy. MTC, (Gtd. by ZCM & Insd. by MBIA), 1.05%, VRDN	13,190,000	13,190,000
Sabine River, TX IDA PCRB, Northeast Texas, 1.25%, VRDN	1,700,000	1,700,000
San Antonio, TX Elec. & Gas MTC, Ser. A, 1.05%, VRDN	10,000,000	10,000,000
Seattle, WA Drainage & Wst. Wtr. MTC, (Gtd. by ZCM & Insd. by FGIC), 1.05%, VRDN	9,790,000	9,790,000
Snohomish Cnty., WA Pub. Util. RB, Generation System, (SPA: Bay Hypotheken-und Vereins & Insd. by MBIA), 0.95%, VRDN	28,200,000	28,200,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility continued
Sweetwater Cnty., WY Env. Impt. RB, Adjusted Pacificorp Proj., Ser. 1995, 1.00%, VRDN	$ 1,800,000	$ 1,800,000
Sweetwater Cnty., WY PCRB, Ser. A, 1.85%, VRDN	24,800,000	24,800,000
103,780,000
Water & Sewer 1.4%
Chino Basin, CA Desalter Auth. RB, Ser. A, 0.93%, VRDN	14,000,000	14,000,000
Colorado River, TX Muni. Wtr. Dist. RB, Republic Waste Services, Inc. Proj., (LOC: Bank of America), 1.00%, VRDN	4,000,000	4,000,000
Florida Governmental Util. Auth. RB, Ser. 327, 0.98%, VRDN	4,051,000	4,051,000
Gulf Coast, TX Wst. Disp. Auth. RB, Republic Waste Services, Inc. Proj., (LOC: Bank of America), 1.00%, VRDN	3,500,000	3,500,000
Metro Superior, CO Wtr. Dist. 1 RB, (SPA: BNP Paribas), 0.95%, VRDN	2,000,000	2,000,000
Minnesota Pub. Facs. Auth. MTC, (Gtd. by ZCM), 1.05%, VRDN	11,385,000	11,385,000
Niceville, FL Wtr. & Swr. RB, Ser. B, 0.90%, VRDN	1,565,000	1,565,000
40,501,000
Total Municipal Obligations		2,880,331,269

	Shares

MUTUAL FUND SHARES 0.2%
Federated Tax Free Obligation Fund	3,000,000	3,000,000
Provident Institutional Municipal Money Market Fund	1,000,000	1,000,000
Total Mutual Fund Shares		4,000,000
Total Investments (cost $2,928,481,269) 99.7%		2,928,481,269
Other Assets and Liabilities 0.3%		10,099,360
Net Assets 100.0%		$ 2,938,580,629
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
BAN	Bond Anticipation Note	IFA	Industrial Finance Agency
COP	Certificates of Participation	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipt
FGIC	Financial Guaranty Insurance Co.	MTC	Municipal Trust Certificate
FHA	Federal Housing Authority	PFOTER	Puttable Floating Option Tax Exempt Receipt
FHLB	Financial Home Loan Bank	PCRB	Pollution Control Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
FNMA	Federal National Mortgage Association	RAN	Revenue Anticipation Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GNMA	Government National Mortgage Association	ROC	Reset Option Certificates
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SPA	Security Purchase Agreement
IDA	Industrial Development Authority	TAN	Tax Anticipation Note
IDRB	Industrial Development Revenue Bond	VRDN	Variable Rate Demand Note

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2003:

Percentage of
Total Investments

California	9.3%
Delaware	6.6%
Texas	6.0%
Georgia	5.6%
Illinois	4.4%
New York	3.3%
Rhode Island	3.3%
Wisconsin	3.3%
Alabama	3.2%
Ohio	3.1%
Washington	3.1%
North Carolina	3.0%
Indiana	2.7%
Kentucky	2.6%
South Carolina	2.6%
Tennessee	2.5%
Wyoming	1.9%
Florida	1.6%
Nevada	1.6%
Nebraska	1.5%
Hawaii	1.3%
Oklahoma	1.2%
Pennsylvania	1.2%
Colorado	1.0%
District of Columbia	1.0%
North Dakota	0.9%
Minnesota	0.8%
Louisiana	0.7%
Michigan	0.7%
Puerto Rico	0.7%
Connecticut	0.6%
Maryland	0.6%
Arkansas	0.5%
South Dakota	0.5%
Virginia	0.5%
Kansas	0.4%
Missouri	0.4%
Oregon	0.4%
Iowa	0.3%
Idaho	0.3%
Mississippi	0.3%
New Hampshire	0.3%
New Mexico	0.3%
Utah	0.3%
Massachusetts	0.2%
Arizona	0.1%
Maine	0.1%
West Virginia	0.1%
Non-state specific	13.1%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 2,928,481,269
Cash	92,906
Receivable for securities sold	4,218,019
Receivable for Fund shares sold	547,620
Interest receivable	6,355,106
Prepaid expenses and other assets	122,929

Total assets	2,939,817,849

Liabilities
Dividends payable	648,635
Payable for Fund shares redeemed	448,946
Advisory fee payable	32,766
Due to other related parties	4,798
Accrued expenses and other liabilities	102,075

Total liabilities	1,237,220

Net assets	$ 2,938,580,629

Net assets represented by
Paid-in capital	$ 2,938,403,151
Undistributed net investment income	100,988
Accumulated net realized gains on securities	76,490

Total net assets	$ 2,938,580,629

Net assets consists of
Class A	$ 1,230,298,115
Class S	748,978,301
Class S1	394,006,791
Class I	565,297,422

Total net assets	$ 2,938,580,629

Shares outstanding
Class A	1,230,341,479
Class S	748,836,744
Class S1	394,071,254
Class I	565,221,303

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 21,035,981

Expenses
Advisory fee	6,006,225
Distribution Plan expenses
Class A	1,790,059
Class S	2,452,253
Class S1	1,156,049
Administrative services fee	878,739
Transfer agent fees	558,508
Trustees' fees and expenses	45,170
Printing and postage expenses	54,772
Custodian fees	381,810
Registration and filing fees	24,247
Professional fees	25,172
Other	8,779

Total expenses	13,381,783
Less: Expense reductions	(5,798)
Expense reimbursements	(97,684)

Net expenses	13,278,301

Net investment income	7,757,680

Net realized gains on securities	76,490

Net increase in net assets resulting from operations	$ 7,834,170

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 7,757,680		$ 22,704,513
Net realized gains on securities		76,490		492,082

Net increase in net assets resulting from operations		7,834,170		23,196,595

Distributions to shareholders from
Net investment income
Class A		(3,463,866)		(9,925,108)
Class S		(1,220,298)		(5,178,240)
Class S1		(598,630)		(2,390,608)

Class I		(2,468,230)		(6,369,725)

Total distributions to shareholders		(7,751,024)		(23,863,681)
	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,493,163,596	2,493,163,596	4,774,935,596	4,774,935,596
Class S	504,688,627	504,688,627	929,396,134	929,396,134
Class S1	236,810,268	236,810,268	457,368,624	457,368,624
Class I	396,798,009	396,798,009	745,673,869	745,673,869

		3,631,460,500		6,907,374,223

Net asset value of shares issued in reinvestment of distributions
Class A	2,902,050	2,902,050	9,223,891	9,223,891
Class I	723,107	723,107	2,561,462	2,561,462

		3,625,157		11,785,353

Payment for shares redeemed
Class A	(2,502,606,488)	(2,502,606,488)	(4,499,863,504)	(4,499,863,504)
Class S	(590,289,794)	(590,289,794)	(732,577,305)	(732,577,304)
Class S1	(211,552,509)	(211,552,509)	(345,885,349)	(345,885,349)
Class I	(393,500,133)	(393,500,133)	(676,252,491)	(676,252,491)

		(3,697,948,924)		(6,254,578,648)

Net increase (decrease) in net assets resulting from capital share transactions		(62,863,267)		664,580,928

Total increase (decrease) in net assets		(62,780,121)		663,913,842
Net assets
Beginning of period		3,001,360,750		2,337,446,908

End of period		$ 2,938,580,629		$ 3,001,360,750

Undistributed net investment income		$ 100,988		$ 94,332

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2003, EIMC reimbursed expenses relating to Class S shares in the amount of $40,756 and Class S1 shares in the amount of $56,928, which represents 0.01% and 0.03% of the average daily net assets of Class S and Class S1 shares, respectively, on an annualized basis. Total amounts subject to recoupment as of July 31, 2003 were $131,217.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S and Class S1 shares.

5. IN-KIND TRANSACTION

Effective on the close of business on May 24, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities and net cash balance of Wachovia Tax-Free Money Market Fund into the Fund. In the transaction, shareholders redeemed 206,896,186 shares of Wachovia Tax-Free Money Market Fund and purchased the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

same number of Class S shares of the Fund in consideration for securities, net of the cash balance, valued at $205,839,632, which resulted in no gain or loss to the shareholder. The value of securities, net of the cash balance, received by the Fund and the number of Class S shares issued are reflected as proceeds from shares sold in the Statements of Change in Net Assets for the year ended January 31, 2003.

6. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567513    9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New Jersey Municipal Money Market Fund

Evergreen New Jersey Municipal Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen New Jersey Municipal Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately,

1

LETTER TO SHAREHOLDERS continued

the Fed was not thinking conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Mathew M. Kiselak
Tax-Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

6-month return	0.30%	0.15%	0.45%

Average annual return

1 year	0.78%	0.48%	1.08%

Since portfolio inception	2.10%	1.90%	2.38%

7-day annualized yield	0.35%	0.05%	0.65%

30-day annualized yield	0.32%	0.05%	0.62%

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002	2001	2000	1999[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.03	0.03	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.03	-0.03	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.30%	0.90%	2.11%	3.45%	2.59%	0.66%
Ratios and supplemental data
Net assets, end of period (millions)	$34	$42	$37	$34	$111	$95
Ratios to average net assets
Expenses[3]	0.85%[4]	0.86%	0.85%	0.82%	0.84%	0.85%[4]
Net investment income	0.61%[4]	0.81%	2.01%	3.38%	2.57%	2.46%[4]

[1]   For the period from October 26, 1998 (commencement of class operations), to January 31, 1999.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.15%	0.60%	1.81%	1.84%
Ratios and supplemental data
Net assets, end of period (millions)	$103	$108	$136	$98
Ratios to average net assets
Expenses[3]	1.15%[4]	1.16%	1.15%	1.14%[4]
Net investment income	0.31%[4]	0.51%	1.71%	3.07%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I1	(unaudited)	2003	2002	2001	2000[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.04	0.02
Distributions to shareholders from
Net investment income	0[3]	-0.01	-0.02	-0.04	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.45%	1.21%	2.42%	3.76%	2.47%
Ratios and supplemental data
Net assets, end of period (millions)	$39	$21	$6	$2	$2
Ratios to average net assets
Expenses[4]	0.55%[5]	0.56%	0.55%	0.53%	0.52%[5]
Net investment income	0.86%[5]	1.04%	2.32%	3.69%	3.06%[5]

[1]   Effective at the close of business of May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   For the period from April 5, 1999 (commencement of class operations), to January 31, 2000.

[3]   Amount represents less than $0.005 per share.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.0%
Community Development District 5.5%
Carlstadt, NJ BAN, 2.00%, 9/30/2003	$ 1,558,000	$ 1,560,167
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, (LOC: Zions First National Bank), 1.15%, VRDN	3,580,000	3,580,000
New Jersey EDA Indl. & EDRB:
East Meadow Corp. Proj., Ser. 1986-A, (SPA: Sanwa Bank, Ltd.), 3.50%, VRDN	675,000	675,000
East Meadow Corp. Proj., Ser. 1986-B, (SPA: Sanwa Bank, Ltd.), 3.50%, VRDN	3,870,000	3,870,000
9,685,167
Education 6.8%
New Jersey EDA RB:
PFOTER, Ser. 572, (Liq.: Morgan Stanley & Insd. by AMBAC), 0.85%, VRDN	6,000,000	6,000,000
The Peddie Sch. Proj., (LOC: PNC Bank), 0.80%, VRDN	3,100,000	3,100,000
Rutgers Univ., NJ RRB, Ser. A, (SPA: Bayerische Landesbank), 0.85%, VRDN	2,950,000	2,950,000
12,050,000
General Obligation - Local 3.7%
East Orange, NJ TAN, Ser. A, 3.25%, 8/12/2003	4,000,000	4,001,000
Essex Cnty., NJ Util. Auth. Wtr. Sys. Rev. Proj. BAN, 3.00%, 11/25/2003	2,500,000	2,506,605
6,507,605
General Obligation - State 18.3%
California GO, (Insd. by MBIA & Liq.: Societe Generale), 0.95%, VRDN	1,000,000	1,000,000
California RAN, Ser. A, 2.00%, 6/16/2004	5,000,000	5,030,663
New Jersey Env. Infrastructure MSTR, (Liq.: J.P. Morgan Chase & Co.), 0.92%, VRDN	9,135,000	9,135,000
New Jersey MSTR, Ser. 1995, (Liq.: J.P. Morgan Chase & Co.), 0.92%, VRDN	6,130,000	6,130,000
New Jersey MTC, Class A:
(Liq. by ZCM Matched Funding Corp.), 0.95%, VRDN	3,000,000	3,000,000
0.95%, VRDN	8,000,000	8,000,000
32,295,663
Hospital 9.8%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Christ Hosp. Proj., (LOC: Fleet National Bank), 0.75%, VRDN	2,400,000	2,400,000
PFOTER:
(Liq.: Merrill Lynch & Co. & Insd. MBIA), 0.84%, VRDN	1,300,000	1,300,000
(SPA: Svenska Handelsbank & Insd. by AMBAC), 1.60%, VRDN	8,795,000	8,795,000
United Methodist Homes, 0.75%, VRDN	2,000,000	2,000,000
Wiley Mission Proj., (LOC: Commerce Bank), 0.85%, VRDN	2,770,000	2,770,000
17,265,000
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing 11.1%
Camden Cnty., NJImpt. Auth. RB, Sr. Redev. Harvest Vlg. Proj. A, 0.85%, VRDN	$ 1,500,000	$ 1,500,000
Class B Cert. Trust RB, Ser. 2001-1, (Liq.: American International Group), 1.35%, VRDN	5,600,000	5,600,000
Manitowoc, WI CDA MHRB, Hsg. Great Lakes Training, Ser. A, (SPA: Bayerische Landesbank), 1.10%, VRDN	3,000,000	3,000,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER, (LOC: Bayerische Landesbank & Insd. by MBIA), 0.97%, VRDN	3,600,000	3,600,000
Newark, NJ MHRB, (Liq.: Merrill Lynch & Co.), 1.05%, VRDN	2,980,000	2,980,000
PFOTER, (Liq.: Merrill Lynch & Co.), 1.05%, VRDN	3,000,000	3,000,000
19,680,000
Industrial Development Revenue 12.4%
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., Ser. A, (Gtd. by Wisconsin P&L), 1.55%, VRDN	700,000	700,000
Elk Cnty., PA IDRB, Stackpole Corp. Proj., (LOC: Citizens Bank), 1.25%, VRDN	2,750,000	2,750,000
Frankfort, IN EDRB, General Seating America Proj., (SPA: Mizuho Bank, Ltd.), 3.95%, VRDN	1,355,000	1,355,000
Logan, UT IDRB, Scientific Tech, Inc., (LOC: Bank of the West), 1.15%, VRDN	2,100,000	2,100,000
New Jersey EDA RB:
El Dorado Terminals Proj. B, (LOC: SunTrust Banks), 0.90%, VRDN	3,600,000	3,600,000
Hoben Investors Proj., (LOC: Valley National Bank), 1.00%, VRDN	1,860,000	1,860,000
Omni Baking Corp. Proj., (LOC: PNC Bank), 0.90%, VRDN	4,800,000	4,800,000
RFC Container, Inc., (LOC: PNC Bank), 0.90%, VRDN	1,690,000	1,690,000
Superior Bakers, Ser. A, (LOC: PNC Bank), 0.90%, VRDN	2,335,000	2,335,000
West Baton Rouge Parish, LA Indl. Dist. RB, Dow Chemical Co. Proj., Ser. B, (Gtd. by Dow Chemical Co.), 1.20%, VRDN	700,000	700,000
21,890,000
Miscellaneous Revenue 4.6%
Essex Cnty., NJ Impt. Auth. Lease BAN, 2.75%, 8/6/2003	3,000,000	3,000,445
Garden State Preservation Trust PFOTER, (LOC: BNP Paribas & Insd. by FSA), 0.99%, VRDN	5,090,000	5,090,000
8,090,445
Special Tax 0.8%
Fanwood, NJ BAN, 2.00%, 2/11/2004	1,423,750	1,429,502
Tobacco Revenue 4.5%
Tobacco Settlement Fin. Corp. of NJ PFOTER:
(Liq.: Merrill Lynch & Co.), 1.04%, VRDN	5,000,000	5,000,000
Rites-PA-1148, 1.00%, VRDN	3,000,000	3,000,000
8,000,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Transportation 14.2%
New Jersey Tpke. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 0.88%, VRDN	$ 3,825,000	$ 3,825,000
New Jersey Tpke. Auth. RB:
Ser. 2003-12, 1.03%, VRDN	4,000,000	4,000,000
Ser. C-2, 0.85%, VRDN	600,000	600,000
New Jersey Trans. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 0.88%, VRDN	2,185,000	2,185,000
New Jersey Trans. Trust Fund Auth. MTC, Ser. 2001-1, (Liq.: Commerzbank AG), 1.35%, VRDN	12,745,000	12,745,000
PFOTER, Ser. 2001-SG, (SPA: Societe Generale & Insd. by FGIC), 1.33%, VRDN	320,000	320,000
South Jersey Port Corp. RRB, 4.50%, 1/1/2004	1,425,000	1,438,173
25,113,173
Utility 6.5%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., (Gtd. by Wisconsin Power & Light), 1.30%, VRDN	1,200,000	1,200,000
New Jersey EDA RB:
Bayonne Impt. Proj., Ser. A, (LOC: SunTrust Banks), 0.90%, VRDN	1,600,000	1,600,000
Bayonne Impt. Proj., Ser. B, (LOC: SunTrust Banks), 0.90%, VRDN	1,800,000	1,800,000
Bayonne Impt. Proj., Ser. C, (LOC: SunTrust Banks), 0.90%, VRDN	6,800,000	6,800,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, (LOC: Bank One), 1.00%, VRDN	200,000	200,000
11,600,000
Water & Sewer 0.8%
New York City, NY Muni. Wtr. & Swr. Fin. Auth. RB, Ser. F, Sub-Ser. F-2, (SPA: Bayerische Landesbank), 0.91%, VRDN	1,500,000	1,500,000
Total Investments (cost $175,106,555) 99.0%		175,106,555
Other Assets and Liabilities 1.0%		1,733,984
Net Assets 100.0%		$ 176,840,539

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
BAN	Bond Anticipation Note	MHRB	Multifamily Housing Revenue Bond
CDA	Community Development Administration	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	MTC	Municipal Trust Certificate
EDRB	Economic Development Revenue Bond	PFOTER	Puttable Floating Option Tax Exempt Receipt
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FSA	Financial Security Assurance, Inc.	RAN	Revenue Anticipation Note
GO	General Obligation	RB	Revenue Bond
IDRB	Industrial Development Revenue Bond	RRB	Refunding Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond	SPA	Security Purchase Agreement
LOC	Letter of Credit	TAN	Tax Anticipation Note
		VRDN	Variable Rate Demand Note
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2003.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Percentage of
Total Investments

New Jersey	81.7%
California	6.6%
Wisconsin	2.4%
Colorado	2.0%
Pennsylvania	1.6%
Utah	1.2%
New York	0.9%
Indiana	0.8%
Louisiana	0.4%
West Virginia	0.4%
Wyoming	0.1%
Non-state specific	1.9%
Total	100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 175,106,555
Cash	24,238
Receivable for Fund shares sold	1,082,625
Interest receivable	617,166
Prepaid expenses and other assets	58,385

Total assets	176,888,969

Liabilities
Dividends payable	31,850
Advisory fee payable	1,973
Due to other related parties	287
Accrued expenses and other liabilities	14,320

Total liabilities	48,430

Net assets	$ 176,840,539

Net assets represented by
Paid-in capital	$ 176,746,547
Overdistributed net investment income	(884)
Accumulated net realized gains on securities	94,876

Total net assets	$ 176,840,539

Net assets consists of
Class A	$ 34,395,111
Class S	103,221,621
Class I	39,223,807

Total net assets	$ 176,840,539

Shares outstanding
Class A	34,360,251
Class S	103,165,377
Class I	39,220,919

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 1,190,823

Expenses
Advisory fee	337,258
Distribution Plan expenses
Class A	59,512
Class S	312,135
Administrative services fee	48,926
Transfer agent fees	10,948
Trustees' fees and expenses	3,558
Printing and postage expenses	10,007
Custodian fees	22,349
Registration and filing fees	4,291
Professional fees	9,948
Other	5,481

Total expenses	824,413
Less: Expense reductions	(298)
Expense reimbursements	(2,879)

Net expenses	821,236

Net investment income	369,587

Net realized gains on securities	94,876

Net increase in net assets resulting from operations	$ 464,463

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 369,587		$ 1,082,698
Net realized gains on securities		94,876		29,320

Net increase in net assets resulting from operations		464,463		1,112,018

Distributions to shareholders from
Net investment income
Class A		(120,154)		(360,035)
Class S		(159,825)		(726,251)
Class I		(89,595)		(145,798)

Total distributions to shareholders		(369,574)		(1,232,084)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	52,697,455	52,697,455	113,217,794	113,217,794
Class S	67,711,499	67,711,499	137,271,327	137,271,327
Class I	51,102,074	51,102,074	82,758,102	82,758,102

		171,511,028		333,247,223

Net asset value of shares issued in reinvestment of distributions
Class A	85,084	85,084	270,136	270,136
Class I	37,916	37,916	60,099	60,099

		123,000		330,235

Payment for shares redeemed
Class A	(60,343,493)	(60,343,493)	(108,748,041)	(108,748,041)
Class S	(72,328,806)	(72,328,806)	(165,114,175)	(165,114,175)
Class I	(32,892,754)	(32,892,754)	(67,747,581)	(67,747,581)

		(165,565,053)		(341,609,797)

Net increase (decrease) in net assets resulting from capital share transactions		6,068,975		(8,032,339)

Total increase (decrease) in net assets		6,163,864		(8,152,405)
Net assets
Beginning of period		170,676,675		178,829,080

End of period		$ 176,840,539		$ 170,676,675

Overdistributed net investment income		$ (884)		$ (897)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.41% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2003, EIMC reimbursed expenses relating to Class S shares in the amount of $2,879, which represents 0.01% of the average daily net assets of Class S shares on an annualized basis. Total amounts subject to recoupment as of July 31, 2003 were $2,879.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567514   9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New York Municipal Money Market Fund

Evergreen New York Municipal Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen New York Municipal Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately,

1

LETTER TO SHAREHOLDERS continued

the Fed was not thinking conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Diane C. Beaver
Tax-Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

6-month return	0.23%	0.10%	0.38%

Average annual return

1 year	0.67%	0.38%	0.97%

Since portfolio inception	0.74%	0.45%	1.05%

7-day annualized yield	0.18%	0.05%	0.48%

30-day annualized yield	0.13%	0.05%	0.43%

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.23%	0.82%	0.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$89,320	$101,114	$94,200
Ratios to average net assets
Expenses[3]	0.90%[4]	0.88%	0.88%[4]
Net investment income	0.46%[4]	0.79%	0.92%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.10%	0.52%	0.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$39,478	$35,817	$24,092
Ratios to average net assets
Expenses[3]	1.18%[4]	1.18%	1.18%[4]
Net investment income	0.20%[4]	0.49%	0.54%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.38%	1.12%	0.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$50,580	$676	$3,710
Ratios to average net assets
Expenses[3]	0.59%[4]	0.57%	0.59%[4]
Net investment income	0.68%[4]	1.08%	1.15%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 0.8%
Water & Sewer 0.8%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., 3.30%, 8/12/2003	$ 1,500,000	$ 1,500,000
MUNICIPAL OBLIGATIONS 99.0%
Capital Improvements 5.6%
New York, NY Transitional Fin. Auth. RB:
Ser. 154, (Liq.: Salomon Smith Barney), 1.20%, 3/4/2004	3,000,000	3,000,000
Ser. 362, (Liq.: Morgan Stanley Dean Witter), 0.95%, VRDN	5,167,500	5,167,500
Sub. Ser. 3-H, (SPA: Bank of New York), 0.85%, VRDN	100,000	100,000
Sub. Ser. C-2, (SPA: Landesbank Hessen), 0.85%, VRDN	800,000	800,000
Sub. Ser. C-5, (SPA: Toronto Dominion Bank), 0.85%, VRDN	1,000,000	1,000,000
10,067,500
Community Development District 3.0%
New York, NY Urban Dev. Corp. RB, (SPA: Societe Generale & Insd. by FGIC), 0.85%, VRDN	3,200,000	3,200,000
Seneca Cnty., NY IDA RB, Kids Peace Natl. Centers Proj., (LOC: Key Bank), 0.95%, VRDN	2,200,000	2,200,000
5,400,000
Education 10.4%
New York Dorm. Auth. RB:
(Liq.: JP Morgan Chase Bank & Insd. by MBIA ), 1.20%, 9/4/2003	1,000,000	1,000,000
City Univ. Fac. Muni. Trust & Cert.:
Ser. A, (SPA: Commerzbank AG & Insd. by FGIC), 1.35%, VRDN	4,895,000	4,895,000
Ser. B, (SPA: Commerzbank AG & Insd. by FGIC), 1.35%, VRDN	3,945,000	3,945,000
New York, NY IDA Civic Fac. RB:
Abraham Joshua Heschel Proj., (LOC: Allied Irish Bank Plc), 0.90%, VRDN	1,505,000	1,505,000
Convent Sacred Heart Sch., (LOC: Allied Irish Bank Plc), 0.90%, VRDN	3,750,000	3,750,000
Walton, NY Central Sch. Dist. RAN, 1.50%, 11/12/2003	2,550,000	2,552,489
West Mifflin, PA Area Sch. Dist. TAN, 1.70%, 6/30/2004	1,000,000	1,002,700
18,650,189
General Obligation - Local 7.9%
New York, NY GO:
Sub. Ser. A7, (SPA: Bank of Nova Scotia & Insd. by AMBAC), 0.91%, VRDN	4,300,000	4,300,000
Sub. Ser. A-10, (SPA: Societe Generale & Insd. by AMBAC), 0.87%, VRDN	1,000,000	1,000,000
Sub. Ser. A-10, (LOC: JP Morgan Chase Bank), 0.91%, VRDN	1,000,000	1,000,000
Sub. Ser. B-2, (LOC: JP Morgan Chase Bank), 0.91%, VRDN	1,200,000	1,200,000
Sub. Ser. E-4, (LOC: State Street Bank), 0.86%, VRDN	2,500,000	2,500,000
(SPA: Merrill Lynch & Co.), 0.95%, VRDN	4,195,000	4,195,000
14,195,000
General Obligation - State 2.8%
California GO, (SPA: Societe Generale), 2.00%, 6/16/2004	5,000,000	5,013,714
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital 7.8%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic RB, Templeton Foundation Proj., (LOC: Key Bank), 0.95%, VRDN	$ 825,000	$ 825,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., (LOC: M&T Bank), 0.94%,VRDN	4,660,000	4,660,000
New York Dorm. Auth. RB, Ser. 340, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 0.95%, VRDN	4,382,500	4,382,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, (LOC: Key Bank), 0.95%, VRDN	4,035,000	4,035,000
13,902,500
Housing 11.7%
Albany, NY Hsg. Auth. Private Acct. RB, Historic Bleecker Terrace, (LOC: Key Bank), 1.15%, VRDN	859,500	859,500
California Cert. Trust RB, American Intl. Group, Class B, Ser. 2001, (Gtd. by Sunamerica Inc.), 1.35%, VRDN	5,500,000	5,500,000
New York HFA RB:
66 West 38th St. Proj., Ser. A, (LOC: Bayerische Hypo-Und Vereins), 0.87%, VRDN	1,600,000	1,600,000
West 20th St. Proj., Ser. A, (LOC: Bayerische Hypo-Und Vereins), 0.88%, VRDN	1,600,000	1,600,000
New York Mtge. Agcy. RB, (LOC: Bayerische Hypo-Und Vereins), 0.88%, VRDN	4,925,000	4,925,000
New York, NY Hsg. Dev. Corp. MHRB, West 55th St. Proj., (LOC: Bayerische Hypotheken), 0.94%, VRDN	5,000,000	5,000,000
PFOTER, (SPA: Merrill Lynch & Co.), 1.05%, VRDN	1,500,000	1,500,000
20,984,500
Manufacturing 15.8%
Braxton Cnty., WV Solid Wst. Disposal IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.55%, VRDN	400,000	400,000
California EDA IDRB:
Marko Foam Products, Inc., (LOC: Union Bank of California), 1.85%, VRDN	1,000,000	1,000,000
Plating Works, Inc. Proj., (LOC: Union Bank of California), 1.85%, VRDN	3,105,000	3,105,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., (LOC: Regions Bank), 1.25%, VRDN	1,800,000	1,800,000
Erie Cnty., NY Indl. Dev. Agcy. IDRB, The Colad Group, Inc.:
Ser. A, (LOC: JP Morgan Chase Bank), 0.90%, VRDN	925,000	925,000
Ser. B, (LOC: JP Morgan Chase Bank), 0.90%, VRDN	640,000	640,000
Frankfort, IN EDRB, Gen. Seating American Proj., (LOC: Dai-Ichi Kangyo Bank Ltd.), 3.95%, VRDN	875,000	875,000
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Proj., (Gtd. by Weyerhaeuser Co.), 2.73%, VRDN	1,200,000	1,200,000
New York, NY IDA RB, Contractors Sheet Metals, (LOC: Citibank), 1.01%, VRDN	2,100,000	2,100,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj., Ser. A, (LOC: U.S. Bank), 1.05%, VRDN	4,935,000	4,935,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickenson & Co., (Gtd. by Becton Dickenson & Co.), 1.35%, 3/1/2004	2,100,000	2,100,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Rockland Cnty., NY IDA RB, MIC Technology, Ser. A, (LOC: Fleet Bank), 1.20%, VRDN	$ 1,000,000	$ 1,000,000
Saint Lawrence Cnty., NY Indl. Dev. Agcy. Env. Facs. RB, Alcoa Inc. Proj., (Gtd. by Alcoa), 1.30%, VRDN	1,700,000	1,700,000
Saline Cnty, AR PCRRB, Alcoa Inc. Proj., (Gtd. by Alcoa), 1.36%, VRDN	1,600,000	1,600,000
Ulster Cnty., NY IDA RB, Zumtobel Staff Proj., Ser. A, (LOC:
Creditanstalt-Bank), 1.05%, VRDN	1,500,000	1,500,000
Ulster Cnty., NY Indl. Dev. Agcy. RB, Sunwize Tech, Inc. Fac., Ser. A, (LOC: HSBC Bank USA), 0.95%, VRDN	1,900,000	1,900,000
West Baton Rouge Parish, LA Indl. Dist. RB, Dow Chemical Co. Proj.:
Ser. A, 1.28%, VRDN	200,000	200,000
Ser. B, 1.20%, VRDN	200,000	200,000
Westmoreland Cnty., PA IDA RB, White Cons. Inds., Inc. Proj., (LOC: Bank of Nova Scotia), 1.265%, 12/1/2003	1,100,000	1,100,000
28,280,000
Other 1.3%
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Co. Proj., 1.00%, VRDN	2,300,000	2,300,000
Resource Recovery 0.7%
Babylon, NY IDA RRB, Ogden Martin Proj., (SPA: JP Morgan Chase Bank & Insd. by FSA), 0.88%, VRDN	1,200,000	1,200,000
Sales Tax 1.1%
New York Local, Assistance Corp. MSTR, (SPA: Societe Generale & Insd. by AMBAC), 0.85%, VRDN	2,000,000	2,000,000
Tobacco Revenue 13.2%
Monroe Tobacco Asset Security Corp., NY RB, 1.00%, VRDN	6,865,000	6,865,000
New York Cnty., NY Tobacco Trust RB, (Liq.: Merrill Lynch & Co.), 1.00%, VRDN	8,900,000	8,900,000
NY Tobacco Settlement Financing Corp. RB, (Insd. by AMBAC), 0.90%, VRDN	2,500,000	2,500,000
Tobacco Settlement Corp., NY RB, (SPA: Merrill Lynch & Co.), 1.00%, VRDN	5,000,000	5,000,000
Tobacco Settlement Financing Corp. PFOTER, 0.96%, VRDN	500,000	500,000
23,765,000
Transportation 12.9%
New Jersey Turnpike Auth. RB, Ser. C-2, 0.85%, 8/6/2003, VRDN	800,000	800,000
New York Thruway Auth. MSTR:
(Liq.: JP Morgan Chase Bank & Insd. by AMBAC), 0.87%, VRDN	5,000,000	5,000,000
(Liq.: Morgan Stanley Dean Witter), 0.95%, VRDN	8,492,500	8,492,500
(SPA: Societe Generale), 0.97%, VRDN	800,000	800,000
New York Thruway Auth. PFOTER, (Liq.: BNP Paribas & Insd. by MBIA), 1.00%,
VRDN	2,000,000	2,000,000
New York, NY Transitional Fin. Auth. PFOTER, 1.03%, VRDN	4,050,000	4,050,000
Triborough Bridge & Tunnel Auth., NY RB, Ser. 304, (Liq.: JP Morgan Chase & Insd. by MBIA), 0.88%, VRDN	2,000,000	2,000,000
23,142,500
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility 3.0%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., (Gtd. by Wisconsin Pwr. & Light), 1.30%, VRDN	$ 1,000,000	$ 1,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., (Gtd. by Arizona Public Service), 1.33%, VRDN	1,400,000	1,400,000
Long Island Pwr. Auth., NY PFOTER, (Liq.: Merrill Lynch & Co.), 0.95%, VRDN	820,000	820,000
New York Energy Research & Dev. Auth. RB, (LOC: JP Morgan Chase Bank), 1.10%, 3/15/2004	1,000,000	1,000,000
Oconee Cnty., SC PCRB, Duke Energy Corp., Ser. A, (Gtd. by Duke Energy Corp.), 1.23%, VRDN	1,100,000	1,100,000
5,320,000
Water & Sewer 1.8%
New York, NY Muni. Wtr. Fin. Auth. RB:
Ser. C, (SPA: Dexia Credit Local), 0.91%, VRDN	1,400,000	1,400,000
Ser. F, (SPA: Bayerische Landesbank), 0.91%, VRDN	1,900,000	1,900,000
3,300,000
Total Municipal Obligations		177,520,903
Total Investments (cost $179,020,903) 99.8%		179,020,903
Other Assets and Liabilities 0.2%		357,451
Net Assets 100.0%		$ 179,378,354

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments invested by geographic location as of July 31, 2003:

Percentage of
Total Investments
New York	77.7%
California	9.0%
Georgia	3.9%
Texas	1.3%
Pennsylvania	1.2%
Puerto Rico	1.2%
Arkansas	0.9%
Arizona	0.8%
North Carolina	0.7%
South Carolina	0.6%
Wisconsin	0.6%
Indiana	0.5%
New Jersey	0.4%
West Virginia	0.2%
Louisiana	0.2%
Non-state specific	0.8%
Total	100.0%

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 179,020,903
Cash	43,210
Receivable for Fund shares sold	22,001
Interest receivable	321,066
Prepaid expenses and other assets	40,051

Total assets	179,447,231

Liabilities
Dividends payable	30,205
Payable for Fund shares redeemed	24,927
Advisory fee payable	2,078
Due to other related parties	293
Accrued expenses and other liabilities	11,374

Total liabilities	68,877

Net assets	$ 179,378,354

Net assets represented by
Paid-in capital	$ 179,299,048
Overdistributed net investment income	(3,481)
Accumulated net realized gains securities	82,787

Total net assets	$ 179,378,354

Net assets consists of
Class A	$ 89,319,883
Class S	39,478,407
Class I	50,580,064

Total net assets	$ 179,378,354

Shares outstanding
Class A	89,288,375
Class S	39,463,962
Class I	50,559,793

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 1,055,889

Expenses
Advisory fee	313,543
Distribution Plan expenses
Class A	140,797
Class S	115,761
Administrative services fee	46,645
Transfer agent fees	41,362
Trustees' fees and expenses	1,108
Printing and postage expenses	17,455
Custodian fees	20,378
Registration and filing fees	19,104
Professional fees	8,526
Other	3,030

Total expenses	727,709
Less: Expense reductions	(375)
Fee waivers and expense reimbursements	(8,468)

Net expenses	718,866

Net investment income	337,023

Net realized gains on securities	85,987

Net increase in net assets resulting from operations	$ 423,010

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 337,023		$ 862,882
Net realized gains on securities		85,987		7,155

Net increase in net assets resulting from operations		423,010		870,037

Distributions to shareholders from
Net investment income
Class A		(213,640)		(708,333)
Class S		(84,532)		(175,772)
Class I		(37,818)		(6,728)

Total distributions to shareholders		(335,990)		(890,833)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	152,662,087	152,662,087	325,332,664	325,332,664
Class S	39,127,525	39,127,525	93,589,750	93,589,750
Class I	182,089,084	182,089,084	1,281,938	1,281,938

		373,878,696		420,204,352

Net asset value of shares issued in reinvestment of distributions
Class A	200,572	200,572	691,337	691,337
Class I	704	704	1,344	1,344

		201,276		692,681

Payment for shares redeemed
Class A	(164,702,696)	(164,702,696)	(319,095,832)	(319,095,832)
Class S	(35,486,878)	(35,486,878)	(81,858,638)	(81,858,638)
Class I	(132,206,562)	(132,206,562)	(4,316,526)	(4,316,526)

		(332,396,136)		(405,270,996)

Net increase in net assets resulting from capital share transactions		41,683,836		15,626,037

Total increase in net assets		41,770,856		15,605,241
Net assets
Beginning of period		137,607,498		122,002,257

End of period		$ 179,378,354		$ 137,607,498

Overdistributed net investment income		$ (3,481)		$ (4,514)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.40% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2003 EIMC waived its fee in the amount of $1,376 and reimbursed expenses relating to Class S shares in the amount of $7,092 which represents 0.00% of the Fund's average daily net assets and 0.04% of the average daily net assets of Class S shares, respectively, on an annualized basis. Total amounts subject to recoupment as of July 31, 2003 were $15,293.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2003, the Fund incurred and elected to defer post-October losses of $3,200.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567603   9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Pennsylvania Municipal Money Market Fund

Evergreen Pennsylvania Municipal Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately,

1

LETTER TO SHAREHOLDERS continued

the Fed was not thinking conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Mathew M.Kiselak
Tax-Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

6-month return	0.29%	0.14%	0.44%

Average annual return

1 year	0.86%	0.50%	1.11%

5 year	2.33%	2.11%	2.49%

10 year	2.66%	2.58%	2.77%

7-day annualized yield	0.36%	0.06%	0.66%

30-day annualized yield	0.31%	0.05%	0.61%

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.04	0.03	0.03
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.02	-0.04	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.29%	1.10%	2.27%	3.66%	2.90%	2.96%
Ratios and supplemental data
Net assets, end of period (millions)	$20	$31	$28	$19	$125	$96
Ratios to average net assets
Expenses[2]	0.81%[3]	0.66%	0.64%	0.65%	0.60%	0.61%
Net investment income	0.59%[3]	1.03%	2.17%	3.59%	2.87%	2.90%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.14%	0.69%	1.82%	1.89%
Ratios and supplemental data
Net assets, end of period (millions)	$122	$137	$155	$140
Ratios to average net assets
Expenses[3]	1.10%[4]	1.07%	1.08%	1.09%[4]
Net investment income	0.29%[4]	0.62%	1.79%	3.17%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I1	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.04	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.04	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.44%	1.29%	2.43%	3.82%	3.00%	3.07%
Ratios and supplemental data
Net assets, end of period (millions)	$78	$66	$80	$71	$62	$40
Ratios to average net assets
Expenses[3]	0.51%[4]	0.47%	0.48%	0.49%	0.50%	0.52%
Net investment income	0.87%[4]	1.23%	2.31%	3.73%	2.98%	3.02%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 1.0%
Water & Sewer 1.0%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, (SPA: Sumitomo Mitsui Banking), 3.30%, 8/12/2003	$2,300,000	$ 2,300,000
MUNICIPAL OBLIGATIONS 98.5%
Airport 4.4%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. P-1, (Liq.: Bank of America & Insd. by FGIC), 1.00%, VRDN	2,000,000	2,000,000
Philadelphia, PA Arpt. RB, (SPA: Societe Generale & Insd. by FGIC), 0.97%, VRDN	7,600,000	7,600,000
9,600,000
Community Development District 3.9%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co., Ser. 1991, (LOC: J.P. Morgan Chase & Co.), 0.95%, VRDN	1,000,000	1,000,000
Blair Cnty., PA IDA RB, Demand CCK, Inc., (LOC: Fulton Bank), 1.05%, VRDN	2,325,000	2,325,000
Pennsylvania Econ. Dev. Fin. Auth. EDRB, Donald Bernstein Proj.,
Ser. C-5, (LOC: PNC Bank), 1.00%, VRDN	3,200,000	3,200,000
Philadelphia, PA Auth. IDRB, (LOC: PNC Bank), 1.00%, VRDN	1,900,000	1,900,000
8,425,000
Education 8.4%
ABN Amro Munitops Cert. Trust RB, Ser. 2003-14, (SPA: ABN AMRO Bank & Insd. by FGIC), 1.15%, VRDN 144A	5,000,000	5,000,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., (LOC: National City Bank), 0.90%, VRDN	2,200,000	2,200,000
Erie, PA Higher Ed. Bldg. Auth. RB, Gannon Univ. Proj., (LOC: PNC Bank), 1.40%, VRDN	1,700,000	1,700,000
Midway, CA Sch. Dist COP, Refunding, Ser. 2000, (Liq.: Union Bank of California), 1.45%, VRDN	1,500,000	1,500,000
Pennsylvania Higher Edl. Facs. Auth. RB:
(Liq.: Merrill Lynch & Co. & Insd. by MBIA), 0.86%, VRDN	1,640,000	1,640,000
Associate Independent Colleges, Ser. 11, (LOC: Allied Irish Bank Plc), 0.90%, VRDN	3,000,000	3,000,000
Philadelphia, PA IDA RB, Friends Select Sch. Proj., (LOC: PNC Bank), 1.00%, VRDN	3,300,000	3,300,000
18,340,000
General Obligation Local 2.9%
Northampton Township, PA TAN, 1.75%, 12/26/2003	2,800,000	2,801,095
Philadelphia, PA Sch. Dist. GO, Ser. 345, (Liq.: Morgan Stanley & Insd. by MBIA), 0.98%, VRDN	3,440,000	3,440,000
6,241,095
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation - State 4.7%
California RAN:
Ser. A, 2.00%, 6/16/2004	$5,000,000	$ 5,033,276
Ser. B, 2.00%, 6/16/2004	3,000,000	3,015,525
Pennsylvania MSTR GO, (LOC: J.P. Morgan Chase & Co.), 0.92%, VRDN	2,245,000	2,245,000
10,293,801
Hospital 17.8%
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, (LOC: AllFirst Bank), 0.90%, VRDN	7,655,000	7,655,000
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster General Hosp. Proj., (LOC: Fulton Bank), 1.00%, VRDN	2,000,000	2,000,000
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, United Church of Christ,
(LOC: AllFirst Bank), 0.95%, VRDN	13,985,000	13,985,000
Philadelphia, PA Hosp. & Higher Edl. Facs. Auth. RB, Children's Hosp. Proj.:
Ser. B, (LOC: J.P. Morgan Chase & Co. & SPA: WestLandesbank AG), 0.90%, VRDN	450,000	450,000
Ser. C, (LOC: J.P. Morgan Chase & Co. & Insd. by MBIA), 0.90%, VRDN	1,600,000	1,600,000
Philadelphia, PA IDA RB, Inglis House Proj., (LOC: J.P. Morgan Chase & Co.), 1.85%, VRDN	5,000,000	5,000,000
South Fork, PA Muni. Auth. Hosp. RB:
Conemaugh Hlth. Sys., (Insd. by MBIA), 0.97%, VRDN	2,430,000	2,430,000
Lee Hosp. Proj., (LOC: PNC Bank), 1.00%, VRDN	1,410,000	1,410,000
Union Cnty., PA Hosp. Auth. RB, Evangelical Community Hosp., (LOC: Fleet National Bank & Liq.: Radian), 1.30%, VRDN	4,000,000	4,000,000
Washington Cnty., PA Auth. Lease RB, Eye & Ear, Ser. B-1, Sub. Ser. C, (LOC: Allied Irish Bank Plc), 0.90%, VRDN	500,000	500,000
39,030,000
Housing 5.8%
Lancaster, PA IDA RB, Davco Family, Class A, (LOC: Fulton Bank), 1.05%, VRDN	1,700,000	1,700,000
Massachusetts Dev. Fin. Auth. MHRB, (Liq.: Merrill Lynch & Co.), 0.97%, VRDN	500,000	500,000
Pennsylvania HFA RB, 1.33%, 1/8/2004	5,200,000	5,202,542
PFOTER:
Class F, 1.05%, VRDN	500,000	500,000
Class I, (Liq.: Merrill Lynch & Co.), 1.05%, VRDN	2,250,000	2,250,000
Philadelphia, PA Redev. Auth., PFOTER, (Liq.: Merrill Lynch & Co.), 1.30%, VRDN	2,490,000	2,490,000
12,642,542
Industrial Development Revenue 29.7%
Beaver Cnty., PA IDA RB, Warehouse Real Estate, Ser. A, (LOC: PNC Bank), 1.00%, VRDN	460,000	460,000
Blount Cnty., TN Indl. Dev. Board PCRRB, Aluminum Co. Proj., 1.36%, VRDN	1,000,000	1,000,000
Butler Cnty., PA IDA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, (LOC: J.P. Morgan Chase & Co.), 1.05%, VRDN	3,000,000	3,000,000
Ser. 1992-B, (LOC: J.P. Morgan Chase & Co.), 1.05%, VRDN	1,000,000	1,000,000
Butler Cnty., PA IDA RB, Concordia Lutheran, Ser. A, (LOC: Fleet National Bank & Liq.: Radian), 1.30%, VRDN	2,145,000	2,145,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991-A, (LOC: J.P. Morgan Chase & Co.), 0.95%, VRDN	$1,000,000	$ 1,000,000
Chester Cnty., PA IDA IDRB, KAC III Realty Corp. Proj., Ser. A, (LOC: PNC Bank), 1.00%, VRDN	2,700,000	2,700,000
Class B Cert. Trust RB, Ser. 2001-1, (Gtd. by SunAmerica, Inc.), 1.35%, VRDN	2,648,000	2,648,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., (LOC: PNC Bank), 1.10%, VRDN	3,540,000	3,540,000
Elk Cnty., PA IDA IDRRB, Stackpole Corp. Proj., (LOC: Fleet National Bank), 1.25%, VRDN	500,000	500,000
Franconia Township, PA IDA RB, Ashers Chocolates Proj., Ser. A, (LOC: Mellon Bank), 1.10%, VRDN	3,000,000	3,000,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., (LOC: PNC Bank), 1.00%, VRDN	1,565,000	1,565,000
Lane Cnty., OR Sewage Disposal RB, Weyerhaeuser Co. Proj., 1.95%, VRDN	2,900,000	2,900,000
Montgomery Cnty., PA IDA RB:
Vari Corp. Proj.:
Ser. A, (LOC: AllFirst Bank), 0.95%, VRDN	200,000	200,000
Ser. C, (LOC: AllFirst Bank), 0.95%, VRDN	900,000	900,000
P&B Holdings Proj., (LOC: PNC Bank), 1.00%, VRDN	3,000,000	3,000,000
Montgomery Cnty., PA IDRB, Spring City LP, (LOC: Summit Bank), 1.35%, VRDN	3,000,000	3,000,000
Pennsylvania Econ. Dev. Fin. Auth. EDRB:
Ser. G-6, (LOC: PNC Bank), 1.00%, VRDN	1,150,000	1,150,000
Ser. G-12, (LOC: PNC Bank), 1.00%, VRDN	900,000	900,000
Computer Components Proj., Ser. G-3, (LOC: PNC Bank), 1.00%, VRDN	1,000,000	1,000,000
EPT Associates Proj., Ser. B-5, (LOC: PNC Bank), 1.00%, VRDN	1,100,000	1,100,000
Fitzpatrick Container Corp., Ser. A-1, (LOC: PNC Bank), 1.00%, VRDN	3,400,000	3,400,000
Ganflec Corp. Proj., Ser. E, (LOC: PNC Bank), 1.00%, VRDN	2,200,000	2,200,000
Johnston Welding & Fabric, Ser. B-1, (LOC: PNC Bank), 1.00%, VRDN	1,000,000	1,000,000
O'Neill Family LLC, Ser. B-8, (LOC: PNC Bank), 1.00%, VRDN	2,400,000	2,400,000
Pennsylvania Econ. Dev. Fin. Auth. RB:
Ser. A-1, (LOC: PNC Bank), 1.00%, VRDN	900,000	900,000
Ser. 2001B-1, (LOC: PNC Bank), 1.00%, VRDN	1,600,000	1,600,000
Ser. 2001B-2, (LOC: PNC Bank), 1.00%, VRDN	1,000,000	1,000,000
First Street Partners Proj., Ser. H-4, (LOC: PNC Bank), 1.00%, VRDN	1,500,000	1,500,000
Gross-Given Manufacturing Proj., Ser. H-5, (LOC: PNC Bank), 1.00%, VRDN	900,000	900,000
Hamill Manufacturing Co. Proj., Ser. H-6, (LOC: PNC Bank), 1.00%, VRDN	1,400,000	1,400,000
Savicor Associates LP:
Ser. H-3, (LOC: PNC Bank), 1.00%, VRDN	1,300,000	1,300,000
Ser. H-10, (LOC: PNC Bank), 1.00%, VRDN	1,400,000	1,400,000
Philadelphia, PA IDRB, Allied Corp. Proj.:
(Gtd. by Honeywell International), 2.50%, VRDN	1,010,000	1,010,000
(Gtd. by Honeywell International), 2.50%, 10/31/2003	480,000	480,000
Valdez, AK Marine Terminal RRB, Phillips Proj., (Gtd. by Phillips Pete), 2.00%, 1/1/2004	1,000,000	1,002,053
Washington Cnty., PA IDA RB, Engineered Products, Inc. Proj., Ser. A, (LOC: Citizens Bank), 1.00%, VRDN	840,000	840,000
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
West Baton Rouge Parish, LA Indl. Dist. 3 RB, Dow Chemical Proj.:
(Gtd. by Dow Chemical Co.), 1.28%, VRDN	$ 600,000	$ 600,000
Ser. B, (Gtd. by Dow Chemical Co.), 1.20%, VRDN	1,300,000	1,300,000
Westmoreland Cnty., PA IDA RB, White Consolidated Industries, Inc., (SPA: Bank of Nova Scotia), 1.27%, VRDN	4,000,000	4,000,000
64,940,053
Port Authority 0.9%
Pennsylvania Econ. Dev. Fin. Auth. EDRB, Ser. G-10, (LOC: PNC Bank), 1.00%, VRDN	2,000,000	2,000,000
Resource Recovery 7.0%
Pennsylvania Econ. Dev. Fin. Auth. IDRB, Babcock & Wilcox Co., Ser. A-2, (LOC: PNC Bank), 1.20%, VRDN	4,600,000	4,600,000
Washington Cnty., PA IDA Solid Wst. Disposal RB, America Iron Oxide Co. Proj., 1.25%, VRDN	10,700,000	10,700,000
15,300,000
Solid Waste 0.5%
Saline Cnty., AR PCRRB, Alcoa, Inc. Proj., 1.36%, 8/6/2003	1,100,000	1,100,000
Special Tax 0.8%
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, (LOC: Salomon Smith Barney & Insd. by FGIC), 0.92%, VRDN	1,775,000	1,775,000
Transportation 0.5%
Pennsylvania Tpke. Commission RB, Ser. Q, (SPA: WestLandesbank AG), 0.90%, VRDN	1,200,000	1,200,000
Utility 2.0%
Carlton, WI PCRB, Wisconsin Power & Light Proj., (Gtd. by Wisconsin Power & Light), 1.30%, VRDN	1,800,000	1,800,000
Coconino Cnty., AZ PCRB, Arizona Public Service Co. Proj., 1.33%, VRDN	1,400,000	1,400,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc., (LOC: RaboBank Nederland), 1.05%, VRDN	835,000	835,000
Oconee Cnty., SC PCRB, Duke Energy Corp., (Gtd. by Duke Energy), 1.23%, VRDN	300,000	300,000
4,335,000
Water & Sewer 9.2%
Allegheny Cnty., PA Swr. Sanitation Auth. RB, (Insd. by MBIA), 3.00%, 12/1/2003	1,000,000	1,004,104
North Wales, PA Wtr. Auth. Rural Wtr. Proj. RAN, (Insd. by FGIC), 2.50%, 12/1/2003	2,000,000	2,005,275
Philadelphia, PA Wtr. & Wst. Wtr. RB, Facs. MTC, Ser. 1999-1, (LOC: Commerzbank AG & Insd. by AMBAC), 1.35%, VRDN	15,495,000	15,495,000
Pittsburgh, PA Wtr. & Swr. Auth. RB, Ser. 346, (Liq.: Morgan Stanley), 0.98%, VRDN	1,607,500	1,607,500
20,111,879
Total Municipal Obligations		215,334,370
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

Value

Total Investments (cost $217,634,370) 99.5%	$ 217,634,370
Other Assets and Liabilities 0.5%	1,014,794
Net Assets 100.0%	$ 218,649,164

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	MSTR	Municipal Securities Trust Receipt
COP	Certificates of Participation	MTC	Municipal Trust Certificate
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
GO	General Obligation	PFOTER	Puttable Floating Option Tax Exempt Receipt
HFA	Housing Finance Authority	RAN	Revenue Anticipation Note
IDA	Industrial Development Authority	RB	Revenue Bond
IDRB	Industrial Development Revenue Bond	ROC	Reset Option Certificate
IDRRB	Industrial Development Refunding Revenue Bond	RRB	Refunding Revenue Bond
LOC	Letter of Credit	SPA	Security Purchase Agreement
MBIA	Municipal Bond Investors Assurance Corp.	TAN	Tax Anticipation Note
MHRB	Multifamily Housing Revenue Bond	VRDN	Variable Rate Demand Note

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of July 31, 2003:

Percent of Total Investments
Pennsylvania	86.6%
California	5.5%
Oregon	1.3%
Louisiana	0.9%
Wisconsin	0.8%
Arizona	0.6%
Alaska	0.5%
Arkansas	0.5%
Tennesee	0.5%
Massachusetts	0.2%
South Carolina	0.1%
Non-state specific	2.5%
Total	100.0%
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 217,634,370
Cash	24,536
Receivable for securities sold	570,060
Receivable for Fund shares sold	10,000
Interest receivable	444,163
Prepaid expenses and other assets	50,890

Total assets	218,734,019

Liabilities
Dividends payable	53,687
Payable for Fund shares redeemed	4,506
Advisory fee payable	2,157
Due to other related parties	357
Accrued expenses and other liabilities	24,148

Total liabilities	84,855

Net assets	$ 218,649,164

Net assets represented by
Paid-in capital	$ 218,661,603
Overdistributed net investment income	(713)
Accumulated net realized gains on securities	(11,726)

Total net assets	$ 218,649,164

Net assets consists of
Class A	$ 19,541,992
Class S	121,596,613
Class I	77,510,559

Total net assets	$ 218,649,164

Shares outstanding
Class A	19,537,977
Class S	121,602,730
Class I	77,522,635

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 1,571,593

Expenses
Advisory fee	407,374
Distribution Plan expenses
Class A	37,274
Class S	394,662
Administrative services fee	67,313
Transfer agent fees	18,788
Trustees' fees and expenses	4,971
Printing and postage expenses	12,723
Custodian fees	32,033
Registration and filing fees	24,772
Professional fees	9,574
Other	651

Total expenses	1,010,135
Less: Expense reductions	(1,085)
Expense reimbursements	(4,545)

Net expenses	1,004,505

Net investment income	567,088

Net realized losses on securities	(11,726)

Net increase in net assets resulting from operations	$ 555,362

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 567,088		$ 2,131,166
Net realized gains or losses on securities		(11,726)		52,011

Net increase in net assets resulting from operations		555,362		2,183,177

Distributions to shareholders from
Net investment income
Class A		(72,982)		(311,071)
Class S		(189,996)		(1,010,220)
Class I		(304,008)		(951,496)

Total distributions to shareholders		(566,986)		(2,272,787)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	16,135,298	16,135,298	53,118,462	53,118,462
Class S	77,852,363	77,852,363	210,522,356	210,522,356
Class I	71,811,655	71,811,655	126,866,040	126,866,040

		165,799,316		390,506,858

Net asset value of shares issued in reinvestment of distributions
Class A	62,633	62,633	301,103	301,103
Class I	61,058	61,058	221,819	221,819

		123,691		522,922

Payment for shares redeemed
Class A	(28,062,583)	(28,062,583)	(49,830,292)	(49,830,292)
Class S	(93,147,115)	(93,147,115)	(228,602,691)	(228,602,691)
Class I	(60,299,247)	(60,299,247)	(141,247,563)	(141,247,563)

		(181,508,945)		(419,680,546)

Net decrease in net assets resulting from capital share transactions		(15,585,938)		(28,650,766)

Total decrease in net assets		(15,597,562)		(28,740,376)
Net assets
Beginning of period		234,246,726		262,987,102

End of period		$ 218,649,164		$ 234,246,726

Overdistributed net investment income		$ (713)		$ (815)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2003, EIMC reimbursed expenses relating to Class S shares in the amount of $4,545, which represents 0.01% of the average daily net assets of Class S shares (on an annualized basis). Total amounts subject to recoupment as of July 31, 2003 were $6,394.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567515    9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Treasury Money Market Fund

Evergreen Treasury Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen Treasury Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately, the Fed was not thinking

1

LETTER TO SHAREHOLDERS continued

conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

6-month return	0.23%	0.09%	0.38%

Average annual return

1 year	0.67%	0.38%	0.98%

5 year	3.32%	3.14%	3.63%

10 year	3.94%	3.85%	4.25%

7-day annualized yield	0.28%	0.05%	0.58%

30-day annualized yield	0.24%	0.05%	0.54%

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.06	0.04	0.05
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.03	-0.06	-0.04	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23%	1.14%	3.00%	5.65%	4.38%	4.75%
Ratios and supplemental data
Net assets, end of period (millions)	$704	$773	$752	$743	$2,828	$3,366
Ratios to average net assets
Expenses[2]	0.76%[3]	0.73%	0.70%	0.73%	0.74%	0.73%
Net investment income	0.46%[3]	1.13%	2.98%	5.27%	4.28%	4.63%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.09%	0.84%	2.70%	3.24%
Ratios and supplemental data
Net assets, end of period (millions)	$1,235	$1,484	$1,826	$2,135
Ratios to average net assets
Expenses[3]	1.04%[4]	1.03%	1.00%	1.04%[4]
Net investment income	0.18%[4]	0.85%	2.71%	5.50%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I1	(unaudited)	2003	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.06	0.05	0.05
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.03	-0.06	-0.05	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.38%	1.44%	3.31%	5.97%	4.69%	5.07%
Ratios and supplemental data
Net assets, end of period (millions)	$1,614	$1,201	$1,005	$1,032	$1,034	$1,045
Ratios to average net assets
Expenses[3]	0.46%[4]	0.43%	0.40%	0.43%	0.44%	0.43%
Net investment income	0.75%[4]	1.42%	3.21%	5.78%	4.58%	4.89%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Bills:
1.01%, 9/4/2003	$ 50,000,000	$ 49,952,306
1.015%, 9/4/2003	50,000,000	49,952,069
U.S. Treasury Notes:
2.25%, 7/31/2004	100,000,000	101,136,823
2.875%, 6/30/2004	50,000,000	50,819,222
3.00%, 11/30/2003	85,000,000	85,438,721
3.25%, 12/31/2003	50,000,000	50,353,530
3.625%, 3/31/2004	100,000,000	101,524,349
5.75%, 8/15/2003	50,000,000	50,091,016
Total U.S. Treasury Obligations		539,268,036
REPURCHASE AGREEMENTS* 84.7%
ABN Amro, Inc., 1.02%, dated 7/31/2003, maturing 8/1/2003, maturity value $160,004,533 (1)	160,000,000	160,000,000
Barclays DeZeote Wedd Securities, 1.04%, dated 7/31/2003, maturing 8/1/2003, maturity value $160,004,622 (2)	160,000,000	160,000,000
Credit Suisse First Boston Corp., Avg. rate of 1.02%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,031,867 (3)**	160,000,000	160,000,000
Deutsche Bank Securities, Inc., Avg. rate of 1.04%, dated 7/31/2003, maturing 8/4/2003, maturity value $450,091,250 (4)**	450,000,000	450,000,000
Dresdner Bank AG, Avg. rate of 1.00%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,031,156 (5)**	160,000,000	160,000,000
Goldman Sachs Group, Inc., Avg. rate of 1.00%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,031,111 (6)**	160,000,000	160,000,000
Greenwich Capital Markets, Avg. rate of 1.03%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,032,000 (7)**	160,000,000	160,000,000
JP Morgan Securities, Inc., Avg. rate of 1.01%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,031,511 (8)**	160,000,000	160,000,000
Lehman Brothers, Inc., Avg. rate of 1.01%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,031,289 (9)**	160,000,000	160,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.00%, dated 7/31/2003, maturing 8/1/2003, maturity value $160,004,444 (10)	160,000,000	160,000,000
Morgan Stanley & Co., Avg. rate of 1.01%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,031,511 (11)**	160,000,000	160,000,000
RBC Dain Rauscher, Avg. rate of 1.01%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,031,378 (12)**	160,000,000	160,000,000
Salomon Smith Barney, Inc., Avg. rate of 1.05%, dated 7/31/2003, maturing 8/4/2003, maturity value $300,061,417 (13)**	300,000,000	300,000,000
Societe Generale, 1.04%, dated 7/31/2003, maturing 8/1/2003, maturity value $91,949,519 (14)	91,940,852	91,940,852
UBS Warburg, 1.05%, dated 7/31/2003, maturing 8/1/2003, maturity value $125,004,667 (15)	125,000,000	125,000,000
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

	Principal Amount	Value

REPURCHASE AGREEMENTS* continued
Warburg Dillon Reed LLC, 1.09%, dated 7/31/2003, maturing 8/1/2003, maturity value $125,004,844 (16)	$125,000,000	$ 125,000,000
West Deutsche Landes Bank, Avg. rate of 1.04%, dated 7/31/2003, maturing 8/4/2003, maturity value $160,032,356 (17)**	160,000,000	160,000,000
Total Repurchase Agreements		3,011,940,852
Total Investments (cost $3,551,208,888) 99.9%		3,551,208,888
Other Assets and Liabilities 0.1%		2,632,149
Net Assets 100.0%		$ 3,553,841,037

*	Collateralized by:
	(1)	$47,267,000 U.S. Treasury Bond, 5.50%, 8/15/2028; value including accrued interest is $49,544,796. $98,433,000 U.S. Treasury Note, 6.125%, 8/15/2007; value including accrued interest is $113,655,665.
	(2)	$108,267,000 U.S. Treasury Bill, 0.00%, 10/9/2003; value including accrued interest is $108,070,604.
$39,052,000 U.S. Treasury Bills, 0.00%, 8/7/2003 to 9/18/2003; value including accrued interest is $39,043,209.
$26,399,000 U.S. Treasury Note, 4.75%, 11/15/2008; value including accrued interest is $28,455,690.
	(3)	$163,375,000 U.S. Treasury Bills, 0.00%, 7/31/2003 to 1/8/2004; value including accrued interest is $163,201,541.
(4)	$741,834,000 STRIPS, 0.00%, 5/15/2014 to 8/15/2028; value including accrued interest is $355,928,602.
$95,310,000 U.S. Treasury Bond, 9.125%, 5/15/2009; value including accrued interest is $103,071,767.
(5)	$154,953,000 U.S. Treasury Notes, 1.25% to 7.87%, 7/31/2003 to 5/15/2009; value including accrued interest is $162,205,797.
$500,000 STRIPS, 3.375%, 4/15/2032; value including accrued interest is $595,872.
(6)	$61,756,000 U.S. Treasury Bonds, 5.25% to 13.25%, 5/15/2015 to 11/15/2008; value including accrued interest is $95,702,195.
$39,052,000 U.S. Treasury Bills, 0.00%, 8/7/2003 to 9/4/2003; value including accrued interest is $39,043,210.
$26,399,000 U.S. Treasury Note, 4.75%, 11/15/2008; value including accrued interest is $28,455,690.
	(7)	$163,739,000 U.S. Treasury Bills, 0.00%, 7/31/2003 to 1/22/2004; value including accrued interest is $163,200,630.
(8)	$139,060,000 U.S. Treasury Notes, 1.87% to 5.87%, 7/31/2003 to 7/15/2013; value including accrued interest is $146,150,811.
$14,327,000 U.S. Treasury Bond, 3.38%, 4/15/2032, value including accrued interest is $17,054,051.
	(9)	$249,925,742 STRIPS, 0.00%, 11/15/2004 to 8/15/2002, value including accrued interest is $163,202,961.
	(10)	$131,795,000 U.S. Treasury Bonds, 5.25% to 7.25%, 5/15/2016 to 11/15/2028; value including accrued interest is $163,205,790.
	(11)	$130,916,000 STRIPS, 0.00%, 11/15/2003 to 1/15/2007; value including accrued interest is $163,201,005.
(12)	$101,900,000 U.S. Treasury Bonds, 7.50% to 7.875%, 11/15/2016 to 2/15/2021; value including accrued interest is $137,613,105.
$50,420,000 STRIPS, 0.00%, 8/15/2019; value including accrued interest is $20,990,854
$1,400,000 U.S. Treasury Bill, 0.00%, 11/6/2003; value including accrued interest is $1,396,381.
	(13)	$1,443,507,554 GNMA, 4.00% to 10.00%, 11/15/2007 to 7/15/2033; value including accrued interest is $306,000,000.
	(14)	$1,476,000 U.S. Treasury Bond, 7.25%, 5/15/2016; value including accrued interest is $1,846,403. $91,677,272 U.S. Treasury Note, 3.625%, 3/31/2004; value including accrued interest is $91,933,486.
	(15)	$105,336,000 U.S. Treasury Bond, 5.37% to 9.12%, 5/15/2018 to 2/15/2031; value including accrued interest is $127,500,115.
	(16)	$216,032,522 GNMA, 4.50% to 10.50%, 9/15/2007 to 06/15/2033; value including accrued interest is $127,502,126.
	(17)	$119,889,000 U.S. Treasury Bond, 7.50% to 8.125%, 11/15/2016 to 8/15/2021; value including accrued interest is $163,200,019.
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investment in securities	$ 539,268,036
Investments in repurchase agreements	3,011,940,852

Investments at amortized cost	3,551,208,888
Receivable for Fund shares sold	165,083
Interest receivable	3,522,330
Prepaid expenses and other assets	404,760

Total assets	3,555,301,061

Liabilities
Dividends payable	944,225
Payable for Fund shares redeemed	59,766
Advisory fee payable	30,184
Due to other related parties	5,803
Accrued expenses and other liabilities	420,046

Total liabilities	1,460,024

Net assets	$ 3,553,841,037

Net assets represented by
Paid-in capital	$ 3,553,821,433
Undistributed net investment income	19,604

Total net assets	$ 3,553,841,037

Net assets consists of
Class A	$ 704,313,195
Class S	1,235,395,631
Class I	1,614,132,211

Total net assets	$ 3,553,841,037

Shares outstanding
Class A	704,503,547
Class S	1,235,395,637
Class I	1,614,172,867

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 21,625,545

Expenses
Advisory fee	5,489,499
Distribution Plan expenses
Class A	1,104,403
Class S	3,993,116
Administrative services fee	1,053,451
Transfer agent fees	433,684
Trustees' fees and expenses	112,822
Printing and postage expenses	93,972
Custodian fees	389,396
Registration and filing fees	398,587
Professional fees	18,670
Other	202,597

Total expenses	13,290,197
Less: Expense reductions	(4,146)
Expense reimbursements	(125,972)

Net expenses	13,160,079

Net investment income	$ 8,465,466

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 8,465,466		$ 39,920,448

Distributions to shareholders from
Net investment income
Class A		(1,707,907)		(9,122,223)
Class S		(1,212,959)		(14,782,502)
Class I		(5,542,057)		(16,016,032)

Total distributions to shareholders		(8,462,923)		(39,920,757)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,283,134,165	1,283,134,165	2,239,676,945	2,239,676,945
Class S	360,534,373	360,534,373	951,546,121	951,546,121
Class I	2,062,300,698	2,062,300,698	4,456,666,216	4,456,666,216

		3,705,969,236		7,647,889,282

Net asset value of shares issued in reinvestment of distributions
Class A	375,010	375,010	2,295,293	2,295,293
Class I	204,899	204,899	1,092,540	1,092,540

		579,909		3,387,833

Payment for shares redeemed
Class A	(1,352,101,139)	(1,352,101,139)	(2,220,942,231)	(2,220,942,231)
Class S	(609,417,905)	(609,417,905)	(1,292,912,842)	(1,292,912,840)
Class I	(1,649,167,469)	(1,649,167,469)	(4,262,301,658)	(4,262,301,658)

		(3,610,686,513)		(7,776,156,729)

Net increase (decrease) in net assets resulting from capital share transactions		95,862,632		(124,879,614)

Total increase (decrease) in net assets		95,865,175		(124,879,923)
Net assets
Beginning of period		3,457,975,862		3,582,855,785

End of period		$ 3,553,841,037		$ 3,457,975,862

Undistributed net investment income		$ 19,604		$ 17,061

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recov-

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.31% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2003, EIMC reimbursed expenses relating to Class S shares in the amount of $125,972 which represents 0.02% of the average daily net assets of Class S shares (on an annualized basis). Total amounts subject to recoupment as of July 31, 2003 were $125,972.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

7. IN-KIND TRANSACTION

Effective on the close of business on May 24, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Treasury Money Market Fund into the Fund. In the transaction, shareholders redeemed 115,695,766 shares of Wachovia Treasury Money Market Fund and purchased the same number of Class S shares of the Fund in consideration for securities valued at $115,695,766, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class S shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended January 31, 2003.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567516  9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen U.S. Government Money Market Fund

Evergreen U.S. Government Money Market Fund: Semiannual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for the Evergreen U.S. Government Money Market Fund, which covers the six-month period ended July 31, 2003.

Investors in state municipal bond and money market funds entered the most recent six-month investment period with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent months. The Federal Reserve had maintained its accommodative monetary policy and interest rates were at record lows. As a result, the U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. Despite these encouraging signs, though, investor optimism remained at risk due to the uncertain geopolitical environment, which hung over the financial markets like a dark cloud. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices returned to their five-year lows and money flowed into U.S. Treasuries in a flight to quality.

The second-half of the investment period saw a dramatic shift in the yield offered by the 10-year Treasury bond. The Federal Reserve's cautionary statements about the possibility of "an unwelcome, substantial fall in inflation" in early May caused major buying in the Treasury markets, driving yields in many fixed income markets lower. Conventional wisdom believed the Fed would continue to lower rates as the year progressed. Unfortunately,

1

LETTER TO SHAREHOLDERS continued

the Fed was not thinking conventionally. Indeed, at the conclusion of their Federal Open Market Committee meeting in late June, monetary policy makers reduced their target for the federal funds rate by a lower than expected 25 basis points, disappointing many Treasury owners. Investors became more exasperated in July and sold Treasuries at historic levels when Chairman Greenspan made it very clear to members of Congressional Banking Committees that the Fed saw renewed signs of growth on the economic horizon, further pushing up market rates.

The "deflation trade" from early May to late July witnessed the yield on the 10-year Treasury swinging from a low of 3.1% in early June to a high of 4.5% in late July. As a result, yields in mortgages, municipal bonds, and money market funds experienced larger than normal shifts during that timeframe. We believe it is important for investors to understand that this period was highly unusual and that we do not forecast a bear market for bonds. It is our expectation that the Fed will keep rates accommodative for the remainder of this year and into 2004 until significant improvement occurs regarding job creation.

This recent period of uncertainty once again proved the importance of proper diversification within investment portfolios. For those investors with exposure in municipal bond and short-term money market funds, the volatility in their portfolios was likely not as drastic as that of other, non-diversified investors. As a result, we continue to look to these areas as important tools for diversification and capital preservation within investment portfolios.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 06/26/2001

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	06/26/2001	06/26/2001	06/26/2001	06/26/2001	06/26/2001	06/26/2001

6-month return with sales charge	N/A	-4.96%	-1.94%	N/A	N/A	N/A

6-month return w/o sales charge	0.18%	0.04%	0.04%	0.04%	0.13%	0.27%

Average annual return**

1 year with sales charge	N/A	-4.90%	-1.88%	N/A	N/A	N/A

1 year w/o sales charge	0.59%	0.10%	0.10%	0.22%	0.53%	0.74%

Since portfolio inception	1.20%	-0.91%	0.05%	0.80%	1.13%	1.37%

7-day annualized yield	0.14%	0.05%	0.05%	0.05%	0.05%	0.35%

30-day annualized yield	0.19%	0.05%	0.05%	0.05%	0.05%	0.39%

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.
** Adjusted for maximum applicable sales charge, unless noted.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A, 0.60% for Classes S and S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. The advisor is reimbursing a portion of the 12b-1 fee for Class A, B, C and S1. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS A	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.18%	1.01%	1.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,612,702	$3,979,856	$3,774,155
Ratios to average net assets
Expenses[3]	0.91%[4]	0.88%	0.88%[4]
Net investment income	0.37%[4]	1.00%	1.57%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS B	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.04%	0.23%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$283	$538	$64
Ratios to average net assets
Expenses[4]	1.21%[5]	1.54%	1.75%[5]
Net investment income	0.08%[5]	0.15%	0.63%[5]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS C	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.04%	0.23%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,459	$1,451	$29
Ratios to average net assets
Expenses[4]	1.21%[5]	1.48%	1.77%[5]
Net investment income	0.08%[5]	0.12%	0.63%[5]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.04%	0.54%	1.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1
Ratios to average net assets
Expenses[2]	1.49%[3]	1.39%	1.38%[3]
Net investment income	0.20%[3]	0.59%	1.15%[3]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS S1	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.13%	0.99%	1.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$421,519	$431,731	$390,392
Ratios to average net assets
Expenses[3]	1.04%[4]	0.90%	0.90%[4]
Net investment income	0.25%[4]	0.97%	1.56%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	July 31, 2003	Year Ended January 31,
CLASS I	(unaudited)	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.27%	1.14%	1.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$35	$102	$3
Ratios to average net assets
Expenses[3]	0.74%[4]	0.73%	0.68%[4]
Net investment income	0.58%[4]	0.79%	1.69%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2003 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 95.5%
FFCB, FRN:
1.23%, 8/4/2003	$100,000,000	$ 100,000,000
1.25%, 8/3/2003	50,000,000	50,000,000
FHLB:
0.00%, 8/12/2003 (n)	47,945,000	47,930,790
0.96%, 8/1/2003	100,000,000	100,000,000
0.98%, 8/17/2003	250,000,000	249,874,988
0.98%, 10/7/2003	325,000,000	324,822,644
1.01%, 9/19/2003	90,868,000	90,743,082
FRN, 0.97%, 8/15/2003	250,000,000	249,986,130
FHLMC:
0.96%, 8/5/2003	50,000,000	49,994,667
0.97%, 9/2/2003	50,000,000	49,956,889
0.99%, 9/12/2003	28,553,000	28,520,021
0.99%, 9/18/2003	35,000,000	34,953,800
1.00%, 8/22/2003	275,000,000	274,839,584
1.00%, 9/17/2003	65,250,000	65,164,813
1.00%, 10/9/2003	200,000,000	199,618,583
1.02%, 9/23/2003	50,000,000	49,925,285
1.03%, 10/23/2003	163,000,000	162,612,920
1.04%, 9/23/2003	113,043,000	112,869,919
1.04%, 11/17/2003	100,000,000	99,688,000
1.04%, 11/21/2003	150,000,000	149,514,666
1.05%, 10/30/2003	170,000,000	169,553,750
1.19%, 8/5/2003	144,000,000	143,980,960
1.20%, 7/27/2004	50,000,000	50,000,000
1.21%, 10/28/2003	50,000,000	50,000,000
1.26%, 10/21/2003	150,000,000	150,000,000
FNMA:
0.00%, 9/2/2003 (n)	41,463,000	41,420,247
1.00%, 10/3/2003	152,362,500	152,117,196
1.03%, 10/22/2003	60,450,000	60,308,178
1.05%, 10/29/2003	100,000,000	99,739,181
1.18%, 7/27/2004	35,000,000	34,993,537
1.23%, 9/17/2003	100,000,000	99,982,323
1.31%, 10/28/2003	150,000,000	150,000,000
FRN, 0.93%, 1/1/2004	111,259,035	111,187,606
SLMA, 1.21%, 10/27/2003	50,000,000	50,000,000
Total U.S. Government & Agency Obligations		3,854,299,759
REPURCHASE AGREEMENTS* 4.5%
Deutsche Bank, 1.06%, dated 7/31/2003, maturing 8/01/2003, maturity value $85,002,503 (1)	85,000,000	85,000,000
Societe Generale, 1.04%, dated 7/31/2003, maturing 8/01/2003, maturity value $97,471,722 (2)	97,468,906	97,468,906
Total Repurchase Agreements		182,468,906
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003 (unaudited)

Value

Total Investments (cost $4,036,768,665) 100.0%	$ 4,036,768,665
Other Assets and Liabilities 0.0%	230,674
Net Assets 100.0%	$ 4,036,999,339

*	Collateralized by:
	(1)	$135,548,782 GNMA, 6.00% to 6.50%, 10/15/2013 to 4/15/2033; value including accrued interest is $86,714,714.
	(2)	$96,622,000 U.S. Treasury Notes, 3.625%, 3/31/2004; value including accrued interest is $99,450,255.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

Summary of Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 4,036,768,665
Cash	13,909
Receivable for Fund shares sold	1,880,823
Interest receivable	1,316,089
Receivable from advisor	339,626
Prepaid expenses and other assets	123,460

Total assets	4,040,442,572

Liabilities
Dividends payable	609,746
Payable for Fund shares redeemed	2,626,674
Due to other related parties	6,593
Accrued expenses and other liabilities	200,220

Total liabilities	3,443,233

Net assets	$ 4,036,999,339

Net assets represented by
Paid-in capital	$ 4,036,946,096
Undistributed net investment income	93,916
Accumulated net realized losses on securities	(40,673)

Total net assets	$ 4,036,999,339

Net assets consists of
Class A	$ 3,612,702,296
Class B	283,165
Class C	2,458,847
Class S	1,014
Class S1	421,519,105
Class I	34,912

Total net assets	$ 4,036,999,339

Shares outstanding
Class A	3,612,641,558
Class B	283,160
Class C	2,458,802
Class S	1,016
Class S1	421,526,658
Class I	34,901

Net asset value per share
Class A	$ 1.00
Class B	$ 1.00
Class C	$ 1.00
Class C -- Offering price (based on sales charge of 1.00%)	$ 1.01
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2003 (unaudited)

Investment income
Interest	$ 26,997,932

Expenses
Advisory fee	8,406,374
Distribution Plan expenses
Class A	5,651,093
Class B	1,632
Class C	5,267
Class S	4
Class SI	1,302,619
Administrative services fee	1,250,153
Transfer agent fees	5,030,746
Trustees' fees and expenses	55,842
Printing and postage expenses	262,600
Custodian fees	471,430
Registration and filing fees	59,346
Professional fees	35,425
Other	3,000

Total expenses	22,535,531
Less: Expense reductions	(5,016)
Expense reimbursements	(3,097,282)

Net expenses	19,433,233

Net investment income	7,564,699

Net realized losses on securities	(40,673)

Net increase in net assets resulting from operations	$ 7,524,026

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2003		Year Ended
	(unaudited)		January 31, 2003

Operations
Net investment income		$ 7,564,699		$ 43,112,906
Net realized gains or losses on securities		(40,673)		90,498

Net increase in net assets resulting from operations		7,524,026		43,203,404

Distributions to shareholders from
Net investment income
Class A		(7,007,880)		(38,936,088)
Class B		(138)		(414)
Class C		(450)		(611)
Class S		0		(5)
Class S1		(559,083)		(4,153,138)
Class I		(629)		(603)

Total distributions to shareholders		(7,568,180)		(43,090,859)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	7,767,402,610	7,767,402,610	16,654,083,708	16,654,083,709
Class B	145,332	145,332	1,198,888	1,198,888
Class C	2,122,633	2,122,633	9,341,158	9,341,157
Class S1	219,000,563	219,000,563	431,324,725	431,324,725
Class I	1,329,052	1,329,052	1,642,223	1,642,224

		7,990,000,190		17,097,590,703

Net asset value of shares issued in reinvestment of distributions
Class A	6,421,500	6,421,500	38,909,053	38,909,053
Class B	83	83	226	226
Class C	389	389	526	526
Class S	0	0	5	5
Class I	449	449	165	165

		6,422,421		38,909,975

Automatic conversion of Class B shares to Class A shares
Class A	11,795	11,795	9,833	9,833
Class B	(11,795)	(11,795)	(9,833)	(9,833)

		0		0

Payment for shares redeemed
Class A	(8,140,968,178)	(8,140,968,178)	(16,487,407,304)	(16,487,407,304)
Class B	(388,173)	(388,173)	(715,946)	(715,946)
Class C	(1,114,727)	(1,114,727)	(7,920,477)	(7,920,477)
Class S1	(229,189,454)	(229,189,454)	(389,993,403)	(389,993,403)
Class I	(1,396,650)	(1,396,650)	(1,543,129)	(1,543,129)

		(8,373,057,182)		(16,887,580,259)

Net increase (decrease) in net assets resulting from capital share transactions		(376,634,571)		248,920,419

Total increase (decrease) in net assets		(376,678,725)		249,032,964
Net assets
Beginning of period		4,413,678,064		4,164,645,100

End of period		$ 4,036,999,339		$ 4,413,678,064

Undistributed net investment income		$ 93,916		$ 97,397

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A, Class S and Class S1 shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.40% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

During the six months ended July 31, 2003, EIMC reimbursed expenses relating to distribution fees. The amount of reimbursements and the impact on the expense ratio of each class represented as a percentage of its average daily net assets (on an annualized basis) was as follows:

	Distribution Fees	% of Average Daily
	Reimbursed	Net Assets of Class

Class A	$ 2,430,525	0.13%
Class B	861	0.53%
Class C	2,788	0.53%
Class S1	663,108	0.31%

Total amounts subject to recoupment as of July 31, 2003 were $3,752,932.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.24% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

On July 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2003, the Fund had no borrowings under this agreement.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567517    9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 9/30/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 9/30/2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 9/30/2003